UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

July 31, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Hexavest Global Equity Fund Annual Report July 31, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report July 31, 2013

Eaton Vance

Hexavest Global Equity Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	28

Federal Tax Information	29

Management and Organization	30

Important Notices	32

Eaton Vance

Hexavest Global Equity Fund

July 31, 2013

Management’s Discussion of Fund Performance1

Economic and Market Conditions

Most major stock markets worldwide recorded strong gains for the period from the Fund’s inception on August 29, 2012 through July 31, 2013. In the United States, stocks started the 11-month period on the upswing before retreating in the final months of 2012 amid the presidential election and fears of a post-election political deadlock on tax and spending policies. With the apparent resolution of the so-called “fiscal cliff” budget negotiations in January 2013, U.S. stocks began a sustained rise that gained momentum on positive economic news. A succession of encouraging reports, ranging from U.S. housing to retail sales, helped power domestic stock indexes to record highs in May 2013. In June 2013, however, U.S. equities faltered following the U.S. Federal Reserve’s (the Fed) announcement that a key component of its economic stimulus effort might be scaled back in late 2013. Investors feared a stimulus pullback could end stocks’ long rise and slow the U.S. economic recovery. Subsequently, jitters about central bank plans eased somewhat, helping U.S. equity indexes to rebound in the final month of the period despite weaker U.S. economic data.

Overseas, most equity markets also delivered healthy double-digit returns for the 11-month period. After following a seesaw pattern early in the period, international stocks began a sustained upturn in January 2013, as markets overcame concerns about slower growth in China and other emerging markets. After retreating in June 2013 following the Fed’s announcement, international equities rebounded in the period’s final month, as manufacturing strengthened from China to Europe and major central banks maintained accommodative monetary policies. One exception to this strong performance was emerging markets, which lagged during the period.

In terms of specific index returns, the MSCI World Index (the Index)2, a proxy for global stocks, rose 19.83% for the period. In the United States, the Dow Jones Industrial Average advanced 21.00%. The broader U.S. equity market, as represented by the S&P 500 Index, gained 21.92%, while the technology-laden NASDAQ Composite Index added 19.18%. The Asia Pacific and European equity markets also recorded strong gains, with the MSCI Pacific Index and the MSCI Europe Index up 17.58% and 21.18%, respectively. The MSCI Emerging Markets Index trailed developed market indexes, posting a return of 1.70% for the period.

Fund Performance

For the 11-month period from the Fund’s inception on August 29, 2012 through July 31, 2013, Eaton Vance Hexavest Global Equity Fund (the Fund) had a total return of 15.41% for Class A shares at net asset value (NAV). By comparison, the Fund’s benchmark, the MSCI World Index, returned 19.83% for the same period.

The Fund underperformed the Index due largely to sector and industry allocation. The Fund’s cash position also detracted from performance versus the Index. By contrast, allocation to regions and countries boosted relative performance versus the Index, as did the Fund’s active currency management.

The Fund’s top-down investment approach stresses fundamental research focusing on the macroeconomic environment, the valuation of financial markets and the sentiment of investors. In its analysis of regions, countries, sectors, industries, currencies and stocks, management adopted a defensive posture that contributed to the Fund’s underperformance relative to the Index for the 11-month period. Management’s focus on defensive sectors was prompted by its expectation of a stock market correction amid subpar economic growth, increasingly stretched valuations and generally complacent investor sentiment. However, despite continued slow growth, global stocks recorded solid gains for the period.

The biggest detractor from relative performance versus the Index was the Fund’s overweight in stocks of gold producers, a reflection of management’s concern about global economic growth prospects and the possibility of inflation resulting from central banks’ stimulus policies. As part of its defensive stance, the Fund’s cash position also detracted from relative performance versus the Index. Among the Fund’s active currency strategies, an underweight in the euro hurt the Fund’s relative performance versus the Index, as the currency strengthened against the U.S. dollar during the period.

On the positive side, the Fund’s overweight in Japanese stocks contributed to relative performance versus the Index, as the country’s new government adopted an expansionary policy in an effort to spur economic growth. In this environment, the Fund’s underweight in the Japanese yen also helped relative performance versus the Index, as the currency declined against the U.S. dollar. Among individual stocks, an underweight in a large smart phone and tablet computer company proved beneficial, as the stock underperformed during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance since inception for the index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Hexavest Global Equity Fund

July 31, 2013

Performance2,3

Portfolio Managers Vital Proulx, CFA, Jean-René Adam, CFA, Jean-Pierre Couture, Marc Christopher Lavoie, CFA, Denis Rivest, CFA, Frédéric Imbeault, CFA, each of Hexavest Inc.

% Cumulative Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	08/29/2012	08/29/2012	—	—	15.41%
Class A with 5.75% Maximum Sales Charge	—	—	—	—	8.78
Class I at NAV	08/29/2012	08/29/2012	—	—	15.71
MSCI World Index	—	—	23.24%	4.27%	19.83%

% Total Annual Operating Expense Ratios[4]				Class A	Class I
Gross				1.47%	1.22%
Net				1.42	1.17

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class I	$250,000	08/29/2012	$289,275	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance since inception for the index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance

Hexavest Global Equity Fund

July 31, 2013

Fund Profile

Equity Sector Allocation (% of net assets)5

Geographic Allocation (% of net assets)5,6

Top 10 Holdings (% of net assets)6

Exxon Mobil Corp.	2.0%
Microsoft Corp.	1.6
iShares MSCI Emerging Markets ETF	1.5
AT&T, Inc.	1.5
iShares MSCI South Korea Capped ETF	1.5
Pfizer, Inc.	1.5
Procter & Gamble Co.	1.5
Johnson & Johnson	1.4
Apple, Inc.	1.4
Ford Motor Co.	1.3
Total	15.2%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Hexavest Global Equity Fund

July 31, 2013

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI Pacific Index is an unmanaged index designed to measure the developed equity market performance of the Pacific Region. MSCI Europe Index is an unmanaged index designed to measure the developed equity market performance of Europe. MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Cumulative Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Cumulative Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 11/30/13. Without the reimbursement, performance would have been lower.
[5]

The Fund may obtain exposure to certain market segments through investments in Exchange-Traded Funds (ETFs). For purposes of the charts, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

[6]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Hexavest Global Equity Fund

July 31, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 – July 31, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/13)	Ending Account Value (7/31/13)	Expenses Paid During Period* (2/1/13 – 7/31/13)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,088.80	$7.25	**	1.40%
Class I	$1,000.00	$1,090.70	$5.96	**	1.15%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.90	$7.00	**	1.40%
Class I	$1,000.00	$1,019.10	$5.76	**	1.15%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2013.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

6

Eaton Vance

Hexavest Global Equity Fund

July 31, 2013

Portfolio of Investments

Common Stocks — 89.8%

Security	Shares	Value

Aerospace & Defense — 1.3%
Lockheed Martin Corp.	3,823	$459,219
Northrop Grumman Corp.	3,819	351,577
Rolls-Royce Holdings PLC(1)	2,659	47,407

		$858,203

Air Freight & Logistics — 1.0%
Deutsche Post AG	3,668	$102,572
FedEx Corp.	5,069	537,314
Toll Holdings, Ltd.	3,061	14,652
Yamato Holdings Co., Ltd.	1,600	35,077

		$689,615

Auto Components — 0.7%
Aisin Seiki Co., Ltd.	1,700	$67,345
Bridgestone Corp.	2,900	102,679
Denso Corp.	1,800	81,705
Goodyear Tire & Rubber Co. (The)(1)	11,984	221,704

		$473,433

Automobiles — 4.0%
Bayerische Motoren Werke AG	671	$65,677
Daimler AG	1,589	110,231
Ford Motor Co.	50,148	846,498
General Motors Co.(1)	19,798	710,154
Honda Motor Co., Ltd.	5,300	196,318
Nissan Motor Co., Ltd.	18,100	189,004
Toyota Motor Corp.	7,300	444,210
Volkswagen AG, PFC Shares	511	121,226

		$2,683,318

Beverages — 2.2%
Anheuser-Busch InBev NV	1,664	$160,012
Asahi Group Holdings, Ltd.	3,100	78,966
Diageo PLC	7,787	244,035
Heineken NV	1,209	84,922
Molson Coors Brewing Co., Class B	3,421	171,255
PepsiCo, Inc.	6,890	575,591
Pernod-Ricard SA	551	65,744
SABMiller PLC	1,714	84,013

		$1,464,538

Security	Shares	Value

Capital Markets — 1.7%
Credit Suisse Group AG(1)	4,535	$133,210
Deutsche Bank AG	1,428	64,422
Julius Baer Group, Ltd.(1)	1,076	48,978
Northern Trust Corp.	3,966	232,170
Partners Group Holding AG	140	37,073
State Street Corp.	6,388	445,052
UBS AG(1)	7,735	152,310

		$1,113,215

Chemicals — 1.4%
Akzo Nobel NV	1,492	$90,961
Asahi Kasei Corp.	6,000	37,945
BASF SE	3,128	277,230
Dow Chemical Co. (The)	4,819	168,858
LyondellBasell Industries NV, Class A	2,654	182,356
Shin-Etsu Chemical Co., Ltd.	1,500	93,451
Syngenta AG	204	80,664

		$931,465

Commercial Banks — 6.6%
Australia and New Zealand Banking Group, Ltd.	7,215	$192,768
Banco Bilbao Vizcaya Argentaria SA	13,564	128,627
Banco Bradesco SA ADR, PFC Shares	3,643	44,517
Banco Santander SA	27,857	203,799
Bank of Yokohama, Ltd. (The)	9,000	49,326
Barclays PLC	42,035	183,650
BNP Paribas	1,135	73,590
Commonwealth Bank of Australia	2,572	171,438
Fifth Third Bancorp	7,759	149,206
HSBC Holdings PLC	38,464	436,699
Itau Unibanco Holding SA ADR, PFC Shares	4,113	52,441
KeyCorp	16,941	208,205
Mitsubishi UFJ Financial Group, Inc.	41,800	259,286
Mizuho Financial Group, Inc.	92,600	192,591
National Australia Bank, Ltd.	6,154	172,680
Nordea Bank AB	3,346	42,412
Oversea-Chinese Banking Corp., Ltd.	11,000	91,324
Resona Holdings, Inc.	8,600	42,671
Skandinaviska Enskilda Banken AB, Class A	2,790	30,797
Societe Generale SA	1,615	64,976
Standard Chartered PLC	2,213	51,328
Sumitomo Mitsui Financial Group, Inc.	5,500	251,274
Sumitomo Mitsui Trust Holding, Inc.	26,000	119,576
Svenska Handelsbanken AB, Class A	865	39,242
Swedbank AB, Class A	1,868	45,029

7	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Commercial Banks (continued)
Turkiye Garanti Bankasi A.S. ADR	6,792	$26,964
U.S. Bancorp	6,762	252,358
United Overseas Bank, Ltd.	4,000	67,477
Wells Fargo & Co.	13,781	599,474
Westpac Banking Corp.	4,410	122,337

		$4,366,062

Commercial Services & Supplies — 0.1%
Brambles, Ltd.	6,607	$53,869

		$53,869

Communications Equipment — 1.4%
Blackberry, Ltd.(1)	8,276	$72,680
Cisco Systems, Inc.	23,171	592,019
QUALCOMM, Inc.	2,699	174,220
Telefonaktiebolaget LM Ericsson, Class B	5,444	64,350

		$903,269

Computers & Peripherals — 2.3%
Apple, Inc.	2,052	$928,530
Dell, Inc.	30,590	387,575
Hewlett-Packard Co.	8,573	220,155

		$1,536,260

Construction & Engineering — 0.4%
Balfour Beatty PLC	2,870	$10,764
Bouygues SA	4,141	121,257
Skanska AB, Class B	3,776	71,250
Vinci SA	651	35,213

		$238,484

Consumer Finance — 0.2%
Capital One Financial Corp.	1,711	$118,093

		$118,093

Containers & Packaging — 0.1%
Amcor, Ltd.	8,444	$80,248

		$80,248

Diversified Financial Services — 1.5%
ING Groep NV(1)	16,041	$163,730
Investor AB, Class B	2,424	72,781
JPMorgan Chase & Co.	8,727	486,356

Security	Shares	Value

Diversified Financial Services (continued)
London Stock Exchange Group PLC	2,223	$53,046
NASDAQ OMX Group, Inc. (The)	3,390	109,836
ORIX Corp.	5,860	86,969

		$972,718

Diversified Telecommunication Services — 4.8%
AT&T, Inc.	28,766	$1,014,577
BCE, Inc.	7,259	300,721
BT Group PLC	9,000	46,568
CenturyLink, Inc.	9,469	339,464
Chunghwa Telecom Co., Ltd. ADR	2,250	72,157
Deutsche Telekom AG	10,927	132,872
Nippon Telegraph & Telephone Corp.	4,300	216,937
Orange SA	9,558	94,271
Singapore Telecommunications, Ltd.	22,000	68,392
Telefonica SA(1)	11,328	161,902
Telenor ASA	2,785	61,679
TeliaSonera AB	9,954	71,995
Verizon Communications, Inc.	9,859	487,823
Vivendi SA	6,870	146,899

		$3,216,257

Electric Utilities — 2.5%
American Electric Power Co., Inc.	3,205	$148,552
Chubu Electric Power Co., Inc.	3,300	45,753
Duke Energy Corp.	4,704	333,984
Edison International	4,599	229,260
Enel SpA	8,497	28,433
Entergy Corp.	3,351	226,193
Exelon Corp.	7,610	232,790
Iberdrola SA	12,040	66,625
Korea Electric Power Corp. ADR(1)	4,649	58,717
NextEra Energy, Inc.	1,917	166,031
PPL Corp.	4,746	150,780

		$1,687,118

Electrical Equipment — 0.5%
ABB, Ltd.(1)	7,449	$164,220
Alstom SA	1,555	52,619
Mitsubishi Electric Corp.	6,000	58,184
Osram Licht AG(1)	192	7,484
Schneider Electric SA	757	60,303

		$342,810

8	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Electronic Equipment, Instruments & Components — 0.4%
Hitachi, Ltd.	17,310	$115,962
Hon Hai Precision Industry Co., Ltd. GDR(2)	2,980	15,436
Hoya Corp.	2,900	62,500
Kyocera Corp.	800	81,071

		$274,969

Energy Equipment & Services — 0.6%
Baker Hughes, Inc.	6,745	$319,915
Nabors Industries, Ltd.	6,378	98,158

		$418,073

Food & Staples Retailing — 3.0%
Aeon Co., Ltd.	4,900	$67,346
FamilyMart Co., Ltd.	1,300	57,362
Seven & i Holdings Co., Ltd.	2,800	105,480
Sysco Corp.	4,310	148,738
Tesco PLC	33,931	189,672
Wal-Mart de Mexico SAB de CV, Series V ADR	1,386	37,768
Wal-Mart Stores, Inc.	9,049	705,279
Walgreen Co.	8,345	419,336
Wesfarmers, Ltd.	2,302	83,902
WM Morrison Supermarkets PLC	22,595	99,452
Woolworths, Ltd.	2,789	83,521

		$1,997,856

Food Products — 2.5%
Archer-Daniels-Midland Co.	8,744	$318,894
Danone SA	2,691	213,115
Hormel Foods Corp.	2,431	102,953
Nestle SA	8,213	555,877
Tyson Foods, Inc., Class A	3,463	95,648
Unilever NV	7,077	283,939
Unilever PLC	2,841	115,369

		$1,685,795

Gas Utilities — 0.3%
Osaka Gas Co., Ltd.	26,000	$110,048
Tokyo Gas Co., Ltd.	22,000	120,931

		$230,979

Health Care Equipment & Supplies — 0.2%
Essilor International SA	323	$36,149
Smith and Nephew PLC	8,303	98,928

		$135,077

Security	Shares	Value

Health Care Providers & Services — 0.4%
Cardinal Health, Inc.	5,305	$265,727

		$265,727

Hotels, Restaurants & Leisure — 0.5%
Compass Group PLC	7,296	$99,750
Sands China, Ltd.	5,600	30,303
SJM Holdings, Ltd.	34,937	87,838
Sodexo	577	52,697
Wynn Macau, Ltd.	31,238	88,093

		$358,681

Household Products — 2.0%
Kimberly-Clark Corp.	949	$93,761
Procter & Gamble Co.	12,177	977,813
Reckitt Benckiser Group PLC	2,645	188,299
Svenska Cellulosa AB, Class B	1,613	42,669

		$1,302,542

Independent Power Producers & Energy Traders — 0.3%
AES Corp. (The)	6,492	$80,760
Calpine Corp.(1)	5,870	117,459

		$198,219

Industrial Conglomerates — 0.8%
Hutchison Whampoa, Ltd.	7,000	$78,999
Koninklijke Philips Electronics NV	6,471	206,935
Siemens AG	1,926	211,535

		$497,469

Insurance — 1.3%
Aflac, Inc.	1,904	$117,439
AIA Group, Ltd.	34,902	165,203
Assurant, Inc.	1,396	75,607
Aviva PLC	3,706	20,911
China Life Insurance Co., Ltd. ADR	1,159	41,759
MetLife, Inc.	4,251	205,833
Muenchener Rueckversicherungs-Gesellschaft AG	115	22,836
Sony Financial Holdings, Inc.	3,100	50,850
Tokio Marine Holdings, Inc.	3,000	95,751
Zurich Insurance Group AG(1)	315	84,851

		$881,040

9	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

IT Services — 0.5%
Cognizant Technology Solutions Corp., Class A(1)	2,620	$189,662
International Business Machines Corp.	835	162,858

		$352,520

Machinery — 1.0%
Cummins, Inc.	1,483	$179,725
Deere & Co.	2,012	167,137
Fanuc, Ltd.	600	90,847
Komatsu, Ltd.	2,900	64,564
Kone Oyj, Class B	677	50,422
Metso Oyj	988	34,808
Sandvik AB	2,784	35,242
SMC Corp.	300	63,444

		$686,189

Media — 0.1%
British Sky Broadcasting Group PLC	4,454	$56,110
News Corp., Class B(1)	178	2,845
Pearson PLC	1,430	29,359

		$88,314

Metals & Mining — 4.6%
Alcoa, Inc.	20,122	$159,970
Allied Nevada Gold Corp.(1)	501	3,375
Anglo American PLC	2,192	47,020
AngloGold Ashanti, Ltd. ADR	2,131	28,065
AuRico Gold, Inc.	23,036	106,310
Barrick Gold Corp.	2,289	38,844
Barrick Gold Corp.	6,474	107,154
BHP Billiton PLC	5,665	162,158
BHP Billiton, Ltd.	9,721	303,924
Centerra Gold, Inc.	711	3,150
Cliffs Natural Resources, Inc.	6,636	129,468
Eldorado Gold Corp.	4,764	37,617
Freeport-McMoRan Copper & Gold, Inc.	16,062	454,233
Glencore Xstrata PLC	44,637	188,509
Goldcorp, Inc.	1,969	55,537
IAMGOLD Corp.	36,760	189,687
Kinross Gold Corp.	62,474	324,809
Newcrest Mining, Ltd.	5,801	63,897
Newmont Mining Corp.	2,575	77,250
Osisko Mining Corp.(1)	6,710	27,961
Pan American Silver Corp.	2,833	35,940
Randgold Resources, Ltd.	858	63,214
Rio Tinto PLC	3,883	174,736

Security	Shares	Value

Metals & Mining (continued)
Rio Tinto, Ltd.	2,391	$123,654
SEMAFO, Inc.	5,868	10,341
Teck Resources, Ltd. Class B	6,408	150,109
Yamana Gold, Inc.	887	9,266

		$3,076,198

Multi-Utilities — 2.0%
Ameren Corp.	6,665	$238,674
Centrica PLC	7,301	43,406
Consolidated Edison, Inc.	3,297	197,490
DTE Energy Co.	1,473	104,141
E.ON AG	4,024	68,324
GDF Suez	5,752	120,644
National Grid PLC	7,229	86,396
PG&E Corp.	4,362	200,172
Public Service Enterprise Group, Inc.	5,211	176,080
RWE AG	2,343	70,570

		$1,305,897

Multiline Retail — 0.7%
Dollar General Corp.(1)	1,712	$93,595
Dollar Tree, Inc.(1)	1,897	101,774
Family Dollar Stores, Inc.	2,387	164,130
Kohl’s Corp.	2,020	107,020

		$466,519

Office Electronics — 0.1%
Canon, Inc.	2,337	$72,083
Neopost SA	98	7,040

		$79,123

Oil, Gas & Consumable Fuels — 12.0%
Baytex Energy Corp.	6,972	$283,061
BG Group PLC	12,754	229,982
BP PLC	65,916	455,402
Canadian Natural Resources, Ltd.	22,156	686,618
Canadian Oil Sands, Ltd.	17,285	335,569
Cenovus Energy, Inc.	14,814	438,752
Chevron Corp.	3,297	415,059
Crescent Point Energy Corp.	7,774	294,808
Enerplus Corp.	7,213	117,209
Exxon Mobil Corp.	14,314	1,341,937
Husky Energy, Inc.	5,944	171,300
Imperial Oil, Ltd.	14,716	631,423

10	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
INPEX Corp.	21	$91,818
MEG Energy Corp.(1)	5,674	173,297
OAO Gazprom ADR(1)	10,145	78,827
Occidental Petroleum Corp.	1,894	168,661
Petroleo Brasileiro SA ADR	2,700	38,718
Royal Dutch Shell PLC, Class A	3,182	108,574
Royal Dutch Shell PLC, Class A	561	19,149
Royal Dutch Shell PLC, Class B	6,268	221,702
Statoil ASA	9,172	199,093
Suncor Energy, Inc.	14,622	462,107
Total SA	6,961	370,941
TransCanada Corp.	12,952	591,800
Woodside Petroleum, Ltd.	2,633	88,910

		$8,014,717

Paper & Forest Products — 0.2%
Domtar Corp.	1,844	$128,176

		$128,176

Personal Products — 0.3%
Kao Corp.	2,300	$73,651
L’Oreal SA	654	109,631

		$183,282

Pharmaceuticals — 10.9%
AbbVie, Inc.	4,823	$219,350
Astellas Pharma, Inc.	2,400	128,359
AstraZeneca PLC	6,877	348,841
Bayer AG	2,337	271,641
Bristol-Myers Squibb Co.	4,296	185,759
Chugai Pharmaceutical Co., Ltd.	1,000	19,828
Daiichi Sankyo Co., Ltd.	4,500	73,231
Eli Lilly & Co.	11,173	593,398
GlaxoSmithKline PLC	13,894	355,459
Johnson & Johnson	10,029	937,712
Merck & Co., Inc.	17,296	833,148
Merck KGaA	529	87,403
Mitsubishi Tanabe Pharma Corp.	5,400	72,742
Novartis AG	7,036	505,795
Novo Nordisk A/S, Class B	880	149,306
Pfizer, Inc.	34,545	1,009,750
Roche Holding AG PC	1,996	491,194
Sanofi	4,718	493,898
Santen Pharmaceutical Co., Ltd.	1,100	47,923
Shire PLC	4,430	161,613

Security	Shares	Value

Pharmaceuticals (continued)
Takeda Pharmaceutical Co., Ltd.	2,500	$111,485
Teva Pharmaceutical Industries, Ltd.	3,650	145,064

		$7,242,899

Professional Services — 0.1%
Adecco SA(1)	629	$39,991

		$39,991

Real Estate Investment Trusts (REITs) — 0.7%
Dexus Property Group	56,017	$52,803
Mirvac Group	65,197	96,056
Stockland	31,649	101,808
Westfield Group	15,519	156,520
Westfield Retail Trust	26,509	71,648

		$478,835

Real Estate Management & Development — 0.2%
Cheung Kong (Holdings), Ltd.	3,000	$42,070
Swire Pacific, Ltd., Class A	6,871	81,041

		$123,111

Road & Rail — 0.4%
Asciano, Ltd.	16,390	$74,774
Aurizon Holdings, Ltd.	27,467	112,037
East Japan Railway Co.	1,200	96,543

		$283,354

Semiconductors & Semiconductor Equipment — 1.5%
Broadcom Corp., Class A	4,911	$135,396
Intel Corp.	21,973	511,971
LSI Corp.(1)	24,505	190,649
Marvell Technology Group, Ltd.	13,616	176,600

		$1,014,616

Software — 3.7%
Autodesk, Inc.(1)	4,506	$159,467
CA, Inc.	7,685	228,552
Microsoft Corp.	32,866	1,046,125
Nintendo Co., Ltd.	200	25,482
Oracle Corp.	20,724	670,421
SAP AG	1,644	120,458
VMware, Inc., Class A(1)	2,452	201,530

		$2,452,035

11	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Specialty Retail — 1.3%
Bed Bath & Beyond, Inc.(1)	1,543	$117,993
Best Buy Co., Inc.	5,081	152,887
Dick’s Sporting Goods, Inc.	2,004	103,026
Hennes & Mauritz AB, Class B	3,530	131,921
Industria de Diseno Textil SA	317	42,315
Kingfisher PLC	7,026	42,507
RadioShack Corp.(1)	2,005	5,474
TJX Cos., Inc. (The)	3,473	180,735
Yamada Denki Co., Ltd.	2,150	87,005

		$863,863

Textiles, Apparel & Luxury Goods — 0.8%
Adidas AG	595	$66,322
Coach, Inc.	1,774	94,252
Compagnie Financiere Richemont SA, Class A	1,357	132,745
LVMH Moet Hennessy Louis Vuitton SA	791	143,985
Swatch Group, Ltd. (The), Bearer Shares	122	72,499

		$509,803

Tobacco — 1.4%
British American Tobacco PLC	4,201	$224,110
Imperial Tobacco Group PLC	4,021	134,965
Japan Tobacco, Inc.	5,200	181,536
Reynolds American, Inc.	6,992	345,614
Swedish Match AB	974	36,429

		$922,654

Trading Companies & Distributors — 0.5%
Mitsubishi Corp.	6,700	$122,067
Mitsui & Co., Ltd.	8,600	115,194
Sumitomo Corp.	6,100	81,522

		$318,783

Wireless Telecommunication Services — 1.8%
America Movil SAB de CV ADR, Series L	1,786	$37,470
China Mobile, Ltd. ADR	647	34,239
KDDI Corp.	4,900	271,113
MTN Group, Ltd. ADR	490	9,227
NTT DoCoMo, Inc.	150	228,462
SoftBank Corp.	2,100	133,300
Vodafone Group PLC	150,844	451,789

		$1,165,600

Total Common Stocks (identified cost $56,555,845)		$59,771,881

Exchange-Traded Funds — 4.2%

Security	Shares	Value

Equity Funds — 4.2%
Financial Select Sector SPDR Fund (The)	10,870	$222,726
iShares China Large-Cap ETF	5,326	182,415
iShares India 50 ETF	1,998	43,117
iShares Latin America 40 ETF	124	4,489
iShares MSCI Emerging Markets ETF	26,428	1,029,899
iShares MSCI Malaysia ETF	1,831	27,666
iShares MSCI South Korea Capped ETF	18,113	1,011,249
iShares MSCI Switzerland Capped ETF	9,003	268,740

Total Exchange-Traded Funds (identified cost $2,809,246)		$2,790,301

Rights — 0.0%(3)

Security	Shares	Value

Commercial Banks — 0.0%(3)
Banco Santander SA(1)	22,864	$5,019

Total Rights (identified cost $4,482)		$5,019

Short-Term Investments — 1.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(4)	$1,086	$1,086,356

Total Short-Term Investments (identified cost $1,086,356)		$1,086,356

Total Investments — 95.6% (identified cost $60,455,929)		$63,653,557

Other Assets, Less Liabilities — 4.4%		$2,945,938

Net Assets — 100.0%		$66,599,495

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
PC	–	Participation Certificate
PFC Shares	–	Preference Shares

(1)	Non-income producing security.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold

12	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2013

Portfolio of Investments — continued

outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2013, the aggregate value of these securities is $15,436 or less than 0.05% of the Fund’s net assets.

(3)	Amount is less than 0.05%.

(4)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2013.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	44.1%	$29,383,276
Japan	8.7	5,768,767
Canada	8.5	5,656,070
United Kingdom	8.4	5,574,892
Switzerland	3.8	2,499,407
France	3.4	2,262,972
Australia	3.3	2,221,446
Germany	2.7	1,800,803
Netherlands	1.5	1,012,843
Sweden	1.0	684,117
Other (less than 1.0% each)	4.4	2,907,288

Common Stocks	89.8%	$59,771,881
Exchange-Traded Funds	4.2	2,790,301
Rights	0.0 (1)	5,019
Short-Term Investments	1.6	1,086,356

Total Investments	95.6%	$63,653,557

(1)	Amount is less than 0.05%

13	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2013

Statement of Assets and Liabilities

Assets	July 31, 2013
Unaffiliated investments, at value (identified cost, $59,369,573)	$62,567,201
Affiliated investment, at value (identified cost, $1,086,356)	1,086,356
Cash	1,454,293
Restricted cash*	138,181
Foreign currency, at value (identified cost, $1,450,513)	1,434,103
Dividends receivable	73,741
Interest receivable from affiliated investment	346
Receivable for investments sold	57,643
Receivable for Fund shares sold	51,945
Receivable for open forward foreign currency exchange contracts	266,609
Tax reclaims receivable	12,425
Receivable from affiliate	34,215
Total assets	$67,177,058

Liabilities
Payable for investments purchased	$65,180
Payable for variation margin on open financial futures contracts	9,830
Payable for open forward foreign currency exchange contracts	267,495
Payable for Fund shares redeemed	123,662
Payable to affiliates:
Investment adviser and administration fee	44,958
Distribution and service fees	3,341
Accrued expenses	63,097
Total liabilities	$577,563
Net Assets	$66,599,495

Sources of Net Assets
Paid-in capital	$61,059,181
Accumulated net realized gain	1,425,380
Accumulated undistributed net investment income	875,812
Net unrealized appreciation	3,239,122
Net Assets	$66,599,495

Class A Shares
Net Assets	$15,455,662
Shares Outstanding	1,355,709
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.40
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$12.10

Class I Shares
Net Assets	$51,143,833
Shares Outstanding	4,475,684
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.43

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash at deposit at the broker for open futures contracts.

14	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2013

Statement of Operations

Investment Income	Period Ended July 31, 2013(1)
Dividends (net of foreign taxes, $57,030)	$1,144,308
Interest	368
Interest allocated from affiliated investment	4,718
Expenses allocated from affiliated investment	(582)
Total investment income	$1,148,812

Expenses
Investment adviser and administration fee	$322,219
Distribution and service fees
Class A	14,763
Trustees’ fees and expenses	2,399
Custodian fee	83,702
Transfer and dividend disbursing agent fees	11,577
Legal and accounting services	47,098
Printing and postage	15,133
Registration fees	56,451
Miscellaneous	9,167
Total expenses	$562,509
Deduct —
Allocation of expenses to affiliates	$83,837
Total expense reductions	$83,837

Net expenses	$478,672

Net investment income	$670,140

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,572,141
Investment transactions allocated from affiliated investment	178
Financial futures contracts	21,303
Foreign currency and forward foreign currency exchange contract transactions	414,851
Disposal of investments in violation of restrictions	1,861
Net realized gain	$2,010,334
Change in unrealized appreciation (depreciation) —
Investments	$3,197,628
Financial futures contracts	56,664
Foreign currency and forward foreign currency exchange contracts	(15,170)
Net change in unrealized appreciation (depreciation)	$3,239,122

Net realized and unrealized gain	$5,249,456

Net increase in net assets from operations	$5,919,596

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

15	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2013

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended July 31, 2013(1)
From operations —
Net investment income	$670,140
Net realized gain from investment transactions, financial futures contracts, foreign currency and forward foreign currency exchange contract transactions and disposal of investments in violation of restrictions	2,010,334
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, foreign currency and forward foreign currency exchange contracts	3,239,122
Net increase in net assets from operations	$5,919,596
Distributions to shareholders —
From net investment income
Class A	$(44,625)
Class I	(189,215)
From net realized gain
Class A	(30,309)
Class I	(128,514)
Total distributions to shareholders	$(392,663)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$18,100,925
Class I	52,146,792
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	74,808
Class I	5,103
Cost of shares redeemed
Class A	(3,321,176)
Class I	(5,933,890)
Net increase in net assets from Fund share transactions	$61,072,562

Net increase in net assets	$66,599,495

Net Assets
At beginning of period	$—
At end of period	$66,599,495

Accumulated undistributed net investment income included in net assets
At end of period	$875,812

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

16	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2013

Financial Highlights

	Class A
	Period Ended July 31, 2013(1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.129
Net realized and unrealized gain	1.396	(3)

Total income from operations	$1.525

Less Distributions
From net investment income	$(0.075)
From net realized gain	(0.050)

Total distributions	$(0.125)

Net asset value — End of period	$11.400

Total Return(4)	15.41	%(3)(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,456
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.40	%(7)
Net investment income	1.26	%(7)
Portfolio Turnover	105	%(5)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)

During the period ended July 31, 2013, the Fund realized a gain on the disposal of investments which did not meet the Fund’s investment guidelines. The gain was less than $0.01 per share and had no effect on total return for the period ended July 31, 2013.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.21% of average daily net assets for the period from the start of business, August 29, 2012, to July 31, 2013). Absent this reimbursement, total return would be lower.

(7)	Annualized.

17	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2013

Financial Highlights — continued

	Class I
	Period Ended July 31, 2013(1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.172
Net realized and unrealized gain	1.383	(3)

Total income from operations	$1.555

Less Distributions
From net investment income	$(0.075)
From net realized gain	(0.050)

Total distributions	$(0.125)

Net asset value — End of period	$11.430

Total Return(4)	15.71	%(3)(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$51,144
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.15	%(7)
Net investment income	1.72	%(7)
Portfolio Turnover	105	%(5)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)

During the period ended July 31, 2013, the Fund realized a gain on the disposal of investments which did not meet the Fund’s investment guidelines. The gain was less than $0.01 per share and had no effect on total return for the period ended July 31, 2013.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.21% of average daily net assets for the period from the start of business, August 29, 2012, to July 31, 2013). Absent this reimbursement, total return would be lower.

(7)	Annualized.

18	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2013

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Hexavest Global Equity Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on August 29, 2012. The Fund’s investment objective is long-term capital appreciation. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities.  Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations.  Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies.  Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Derivatives.  Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Affiliated Fund.  The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation.  Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

19

Eaton Vance

Hexavest Global Equity Fund

July 31, 2013

Notes to Financial Statements — continued

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of July 31, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

2  Distributions to Shareholders

It is the present policy of the Fund to make one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

20

Eaton Vance

Hexavest Global Equity Fund

July 31, 2013

Notes to Financial Statements — continued

The tax character of distributions declared for the period ended July 31, 2013 was as follows:

Period Ended July 31, 2013(1)

Distributions declared from:
Ordinary income	$392,663

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

During the period ended July 31, 2013, accumulated net realized gain was decreased by $426,131, accumulated undistributed net investment income was increased by $439,512 and paid-in capital was decreased by $13,381 due to differences between book and tax accounting, primarily for non-deductible expenses, investments in partnerships, investments in passive foreign investment companies (PFICs) and foreign currency gain (loss). These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of July 31, 2013, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$2,798,868
Net unrealized appreciation	$2,741,446

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, futures contracts, investments in partnerships, foreign currency transactions, investments in PFICs and the tax treatment of short-term capital gains.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.80% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the period from the start of business on August 29, 2012 to July 31, 2013, the investment adviser and administration fee amounted to $322,219 or 0.80% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Hexavest Inc. (Hexavest), an affiliate of EVM and a registered investment adviser. EVM pays Hexavest a portion of its advisory and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Hexavest have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.40% and 1.15% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after November 30, 2013. Pursuant to this agreement, EVM and Hexavest were allocated $83,837 in total of the Fund’s operating expenses for the period ended July 31, 2013.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the period ended July 31, 2013, EVM earned $569 in sub-transfer agent fees. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended July 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the period ended July 31, 2013 amounted to $14,763 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is

21

Eaton Vance

Hexavest Global Equity Fund

July 31, 2013

Notes to Financial Statements — continued

levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the period ended July 31, 2013, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $99,343,730 and $41,548,159, respectively, for the period ended July 31, 2013.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Period Ended July 31, 2013(1)

Sales	1,645,905
Issued to shareholders electing to receive payments of distributions in Fund shares	7,407
Redemptions	(297,603)

Net increase	1,355,709

Class I	Period Ended July 31, 2013(1)

Sales	5,020,266
Issued to shareholders electing to receive payments of distributions in Fund shares	505
Redemptions	(545,087)

Net increase	4,475,684

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

At July 31, 2013, EVM, accounts advised by EVM, Eaton Vance Multi-Strategy All Market Fund and donor advised funds (established and maintained by a public charity) managed by EVM owned 35%, 17.5%, 12.7% and 11.6%, respectively, of the value of the outstanding shares of the Fund.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$60,910,453

Gross unrealized appreciation	$4,133,687
Gross unrealized depreciation	(1,390,583)

Net unrealized appreciation	$2,743,104

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

22

Eaton Vance

Hexavest Global Equity Fund

July 31, 2013

Notes to Financial Statements — continued

A summary of obligations under these financial instruments at July 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)

9/18/13	Australian Dollar 3,144,909	United States Dollar 2,958,794	State Street Trust Company Canada	$140,957
9/18/13	Australian Dollar 274,000	United States Dollar 253,160	State Street Trust Company Canada	7,656
9/18/13	British Pound Sterling 251,000	United States Dollar 384,630	State Street Trust Company Canada	2,918
9/18/13	British Pound Sterling 210,402	United States Dollar 317,113	State Street Trust Company Canada	(2,858)
9/18/13	Canadian Dollar 2,995,835	United States Dollar 2,937,093	State Street Trust Company Canada	23,664
9/18/13	Canadian Dollar 10,000	United States Dollar 9,632	State Street Trust Company Canada	(93)
9/18/13	Canadian Dollar 189,600	United States Dollar 183,938	State Street Trust Company Canada	(446)
9/18/13	Canadian Dollar 318,110	United States Dollar 308,617	State Street Trust Company Canada	(743)
9/18/13	Canadian Dollar 259,899	United States Dollar 250,991	State Street Trust Company Canada	(1,758)
9/18/13	Canadian Dollar 345,000	United States Dollar 331,473	State Street Trust Company Canada	(4,037)
9/18/13	Canadian Dollar 345,000	United States Dollar 330,919	State Street Trust Company Canada	(4,591)
9/18/13	Canadian Dollar 945,000	United States Dollar 909,178	State Street Trust Company Canada	(9,827)
9/18/13	Canadian Dollar 591,400	United States Dollar 561,591	State Street Trust Company Canada	(13,542)
9/18/13	Euro 121,000	United States Dollar 157,409	State Street Trust Company Canada	(3,589)
9/18/13	Euro 389,000	United States Dollar 507,711	State Street Trust Company Canada	(9,878)
9/18/13	Euro 450,353	United States Dollar 586,683	State Street Trust Company Canada	(12,539)
9/18/13	Euro 2,772,908	United States Dollar 3,671,899	State Street Trust Company Canada	(17,628)
9/18/13	Japanese Yen 243,453,000	Hong Kong Dollar 19,262,961	State Street Trust Company Canada	(2,879)
9/18/13	Japanese Yen 17,871,840	United States Dollar 183,491	State Street Trust Company Canada	914
9/18/13	Japanese Yen 17,341,000	United States Dollar 177,802	State Street Trust Company Canada	647
9/18/13	Japanese Yen 13,000,000	United States Dollar 130,521	State Street Trust Company Canada	(2,286)
9/18/13	Japanese Yen 170,527,174	United States Dollar 1,720,759	State Street Trust Company Canada	(21,333)
9/18/13	Japanese Yen 290,479,000	United States Dollar 2,933,254	State Street Trust Company Canada	(34,255)

23

Eaton Vance

Hexavest Global Equity Fund

July 31, 2013

Notes to Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)

9/18/13	Japanese Yen 189,700,000	United States Dollar 1,885,943	State Street Trust Company Canada	$(52,017)
9/18/13	Norwegian Krone 283,073	United States Dollar 48,978	State Street Trust Company Canada	1,024
9/18/13	Singapore Dollar 145,000	United States Dollar 113,892	State Street Trust Company Canada	(209)
9/18/13	Swiss Franc 480,929	United States Dollar 514,745	State Street Trust Company Canada	(5,114)
9/25/13	South Korean Won 249,220,545	United States Dollar 220,062	State Street Trust Company Canada	(1,108)
9/25/13	South Korean Won 680,808,000	United States Dollar 589,597	State Street Trust Company Canada	(14,584)

				$(37,534)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)

9/18/13	Australian Dollar 168,000	United States Dollar 158,506	State Street Trust Company Canada	$(7,978)
9/18/13	British Pound Sterling 664,062	United States Dollar 1,033,088	State Street Trust Company Canada	(23,205)
9/18/13	British Pound Sterling 116,000	United States Dollar 181,601	State Street Trust Company Canada	(5,193)
9/18/13	Canadian Dollar 381,000	United States Dollar 363,020	State Street Trust Company Canada	7,500
9/18/13	Danish Krone 496,000	United States Dollar 88,127	State Street Trust Company Canada	425
9/18/13	Hong Kong Dollar 885,000	United States Dollar 114,097	State Street Trust Company Canada	36
9/18/13	Hong Kong Dollar 22,933,913	United States Dollar 2,955,249	State Street Trust Company Canada	2,387
9/18/13	Japanese Yen 246,413,000	United States Dollar 2,482,425	State Street Trust Company Canada	34,910
9/18/13	Japanese Yen 419,274,235	United States Dollar 4,242,765	State Street Trust Company Canada	40,507
9/18/13	New Zealand Dollar 16,000	United States Dollar 12,580	State Street Trust Company Canada	157
9/18/13	Singapore Dollar 1,625,495	United States Dollar 1,291,510	State Street Trust Company Canada	(12,409)
9/18/13	Swedish Krona 1,601,723	United States Dollar 242,770	State Street Trust Company Canada	2,708
9/18/13	Swiss Franc 157,454	United States Dollar 170,000	State Street Trust Company Canada	199

24

Eaton Vance

Hexavest Global Equity Fund

July 31, 2013

Notes to Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)

9/25/13	Indian Rupee 3,481,000	United States Dollar 59,150	State Street Trust Company Canada	$(2,708)
12/31/13	Hong Kong Dollar 240,000	United States Dollar 30,994	State Street Trust Company Canada	(33)
12/31/13	Singapore Dollar 21,000	United States Dollar 17,182	State Street Trust Company Canada	(655)

				$36,648

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation

9/13	26 Euro Stoxx 50	Long	$930,002	$953,275	$23,273
9/13	7 FTSE 100 Index	Long	688,622	698,931	10,309
9/13	5 TOPIX Index	Long	551,681	574,763	23,082

					$56,664

Euro Stoxx 50:  Market capitalization-weighted stock index of 50 large, blue-chip European companies operating within eurozone nations.

FTSE 100:  Market capitalization-weighted stock index of 100 largest, blue-chip companies listed on the London Stock Exchange.

TOPIX:  Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

At July 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk:  The Fund enters into equity index futures contracts to enhance return.

Foreign Exchange Risk:  The Fund enters into forward foreign currency exchange contracts to enhance return.

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At July 31, 2013, the fair value of derivatives with credit-related contingent features in a net liability position was $267,495.

The non-exchange traded derivatives in which the Fund invests, including forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At July 31, 2013, the maximum amount of loss the Fund would incur due to counterparty risk was $266,609, representing the fair value of such derivatives in an asset position. To mitigate this risk, the Fund has entered into a master netting agreement with its derivative counterparty, which allows it and the counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Fund or the counterparty. At July 31, 2013, the maximum amount of loss the Fund would incur due to counterparty risk would be reduced by approximately $267,000 due to the master netting agreement. The counterparty may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Fund if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparty with respect to such contracts would also reduce the amount of any loss incurred.

25

Eaton Vance

Hexavest Global Equity Fund

July 31, 2013

Notes to Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Futures contracts	$56,664	(1)	$—

		$56,664		$—

Foreign Exchange	Forward foreign currency exchange contracts	$266,609	(2)	$(267,495	)(3)

		$266,609		$(267,495)

(1)

Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(3)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the period ended July 31, 2013 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Futures contracts	$21,303	$56,664
Foreign Exchange	Forward foreign currency exchange contracts	501,239	(886)

Total		$522,542	$55,778

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional amounts of futures contracts and forward foreign currency exchange contracts outstanding during the period ended July 31, 2013, which are indicative of the volume of these derivative types, were approximately $1,808,000 and $18,347,000, respectively.

10  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the period ended July 31, 2013.

11  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers

26

Eaton Vance

Hexavest Global Equity Fund

July 31, 2013

Notes to Financial Statements — continued

(particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$2,902,088	$2,541,843	$—	$5,443,931
Consumer Staples	3,992,652	3,564,015	—	7,556,667
Energy	6,647,219	1,785,571	—	8,432,790
Financials	3,165,310	4,887,764	—	8,053,074
Health Care	4,044,844	3,598,859	—	7,643,703
Industrials	1,702,456	2,306,310	—	4,008,766
Information Technology	6,063,846	548,947	—	6,612,793
Materials	2,428,476	1,787,611	—	4,216,087
Telecommunication Services	2,295,678	2,086,179	—	4,381,857
Utilities	2,661,083	761,130	—	3,422,213

Total Common Stocks	$35,903,652	$23,868,229 *	$—	$59,771,881

Exchange-Traded Funds	$2,790,301	$—	$—	$2,790,301
Rights	5,019	—	—	5,019
Short-Term Investments	—	1,086,356	—	1,086,356

Total Investments	$38,698,972	$24,954,585	$—	$63,653,557

Forward Foreign Currency Exchange Contracts	$—	$266,609	$—	$266,609
Futures Contracts	56,664	—	—	56,664

Total	$38,755,636	$25,221,194	$—	$63,976,830

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(267,495)	$—	$(267,495)

Total	$—	$(267,495)	$—	$(267,495)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

27

Eaton Vance

Hexavest Global Equity Fund

July 31, 2013

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Hexavest Global Equity Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Hexavest Global Equity Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of July 31, 2013, and the related statements of operations and changes in net assets and the financial highlights for the period from the start of business, August 29, 2012, to July 31, 2013. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Hexavest Global Equity Fund as of July 31, 2013, and the results of its operations, the changes in its net assets, and the financial highlights for the period from the start of business, August 29, 2012, to July 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 18, 2013

28

Eaton Vance

Hexavest Global Equity Fund

July 31, 2013

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2014 will show the tax status of all distributions paid to your account in calendar year 2013. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income.  The Fund designates approximately $1,117,084, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2013 ordinary income dividends, 16.32% qualifies for the corporate dividends received deduction.

29

Eaton Vance

Hexavest Global Equity Fund

July 31, 2013

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 186 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Term of Office; Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 186 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman 1940	Trustee	Since 2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

30

Eaton Vance

Hexavest Global Equity Fund

July 31, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Term of Office; Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) During Past Five Years
Duncan W. Richardson 1957	President	Since 2011	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

James F. Kirchner(2) 1967	Treasurer	Since 2013	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as Board members of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(2)	Prior to 2013, Mr. Kirchner served as Assistant Treasurer of the Trust since 2007.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

31

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

32

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Hexavest Inc.

1250 René Lévesque Blvd. West, Suite 4200

Montréal, Quebec

Canada    H3B 4W8

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Asset Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

6604-9/13	HEXGESRC

Eaton Vance Hexavest International Equity Fund Annual Report July 31, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report July 31, 2013

Eaton Vance

Hexavest International Equity Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	26

Federal Tax Information	27

Management and Organization	28

Important Notices	30

Eaton Vance

Hexavest International Equity Fund

July 31, 2013

Management’s Discussion of Fund Performance1

Economic and Market Conditions

Most major stock markets worldwide recorded strong gains for the period from the Fund’s inception on August 29, 2012 through July 31, 2013. In the United States, stocks started the 11-month period on the upswing before retreating in the final months of 2012 amid the presidential election and fears of a post-election political deadlock on tax and spending policies. With the apparent resolution of the so-called “fiscal cliff” budget negotiations in January 2013, U.S. stocks began a sustained rise that gained momentum on positive economic news. A succession of encouraging reports, ranging from U.S. housing to retail sales, helped power domestic stock indexes to record highs in May 2013. In June 2013, however, U.S. equities faltered following the U.S. Federal Reserve’s (the Fed) announcement that a key component of its economic stimulus effort might be scaled back in late 2013. Investors feared a stimulus pullback could end stocks’ long rise and slow the U.S. economic recovery. Subsequently, jitters about central bank plans eased somewhat, helping U.S. equity indexes to rebound in the final month of the period despite weaker U.S. economic data.

Overseas, most equity markets also delivered healthy double-digit returns for the 11-month period. After following a seesaw pattern early in the period, international stocks began a sustained upturn in January 2013, as markets overcame concerns about slower growth in China and other emerging markets. After retreating in June 2013 following the Fed’s announcement, international equities rebounded in the period’s final month, as manufacturing strengthened from China to Europe and major central banks maintained accommodative monetary policies. One exception to this strong performance was emerging markets, which lagged during the period.

In terms of specific index returns, the MSCI World Index2, a proxy for global stocks, rose 19.83% for the period. In the United States, the Dow Jones Industrial Average advanced 21.00%. The broader U.S. equity market, as represented by the S&P 500 Index, gained 21.92%, while the technology-laden NASDAQ Composite Index added 19.18%. The Asia Pacific and European equity markets also recorded strong gains, with the MSCI Pacific Index and the MSCI Europe Index up 17.58% and 21.18%, respectively. The MSCI Emerging Markets Index trailed developed market indexes, posting a return of 1.70% for the period.

Fund Performance

For the 11-month period from the Fund’s inception on August 29, 2012 through July 31, 2013, Eaton Vance Hexavest International Equity Fund (the Fund) had a total return of 13.75% for Class A shares at net asset value (NAV). By comparison, the Fund’s benchmark, the MSCI EAFE Index (the Index), returned 19.82% for the same period.

The Fund underperformed the Index due largely to its position in cash. Sector and industry allocation also detracted from performance versus the Index. By contrast, allocation to regions and countries boosted relative performance versus the Index, as did the Fund’s active currency management.

The Fund’s top-down investment approach stresses fundamental research focusing on the macroeconomic environment, the valuation of financial markets and the sentiment of investors. In its analysis of regions, countries, sectors, industries, currencies and stocks, management adopted a defensive posture that contributed to the Fund’s underperformance relative to the Index for the 11-month period. Management’s focus on defensive sectors was prompted by its expectation of a stock market correction amid subpar economic growth, increasingly stretched valuations and generally complacent investor sentiment. However, despite continued slow growth, international stocks recorded solid gains for the period.

The biggest detractor from performance versus the Index was the Fund’s cash position, part of management’s defensive stance. In another defensive move, an overweight in stocks of gold producers hurt relative performance versus the Index. This overweight reflected management’s concern about global economic growth prospects and the possibility of inflation resulting from central banks’ stimulus policies. An underweight in financials also detracted from relative performance versus the Index, as the sector outperformed the Index. Among the Fund’s active currency strategies, an underweight in the euro hurt the Fund’s relative performance versus the Index, as the currency strengthened against the U.S. dollar during the period.

On the positive side, the Fund’s underweight in European stocks boosted relative performance versus the Index, as the region lagged during the period. The Fund’s overweight in Japanese stocks also helped relative performance versus the Index, as the country’s new government adopted an expansionary policy in an effort to spur economic growth. Among currency strategies, overweights in both the U.S. and Hong Kong dollars against the Japanese yen and the Australian dollar benefited Fund performance versus the Index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance since inception for the index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Hexavest International Equity Fund

July 31, 2013

Performance2,3

Portfolio Managers Vital Proulx, CFA, Jean-René Adam, CFA, Jean-Pierre Couture, Marc Christopher Lavoie, CFA, Denis Rivest, CFA, Frédéric Imbeault, CFA, each of Hexavest Inc.

% Cumulative Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	08/29/2012	08/29/2012	—	—	13.75%
Class A with 5.75% Maximum Sales Charge	—	—	—	—	7.21
Class I at NAV	08/29/2012	08/29/2012	—	—	14.02
MSCI EAFE Index	—	—	23.48%	1.05%	19.82%

% Total Annual Operating Expense Ratios[4]				Class A	Class I
Gross				1.48%	1.23%
Net				1.43	1.18

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class I	$250,000	08/29/2012	$285,050	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance since inception for the index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance

Hexavest International Equity Fund

July 31, 2013

Fund Profile

Equity Sector Allocation (% of net assets)5

Geographic Allocation (% of net assets)5,6

Top 10 Holdings (% of net assets)6

Nestle SA	2.2%
Novartis AG	1.9
iShares MSCI United Kingdom ETF	1.9
Sanofi	1.9
Roche Holding AG PC	1.9
Vodafone Group PLC	1.7
BP PLC	1.7
HSBC Holdings PLC	1.7
iShares MSCI Emerging Markets ETF	1.6
iShares MSCI South Korea Capped ETF	1.5
Total	18.0%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Hexavest International Equity Fund

July 31, 2013

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI Pacific Index is an unmanaged index designed to measure the developed equity market performance of the Pacific Region. MSCI Europe Index is an unmanaged index designed to measure the developed equity market performance of Europe. MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Cumulative Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Cumulative Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 11/30/13. Without the reimbursement, performance would have been lower.
[5]

The Fund may obtain exposure to certain market segments through investments in Exchange-Traded Funds (ETFs). For purposes of the charts, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

[6]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Hexavest International Equity Fund

July 31, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 – July 31, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/13)	Ending Account Value (7/31/13)	Expenses Paid During Period* (2/1/13 – 7/31/13)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,050.50	$7.12	**	1.40%
Class I	$1,000.00	$1,051.40	$5.85	**	1.15%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.90	$7.00	**	1.40%
Class I	$1,000.00	$1,019.10	$5.76	**	1.15%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2013.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

6

Eaton Vance

Hexavest International Equity Fund

July 31, 2013

Portfolio of Investments

Common Stocks — 87.8%

Security	Shares	Value

Aerospace & Defense — 0.2%
Rolls-Royce Holdings PLC(1)	652	$11,625

		$11,625

Air Freight & Logistics — 0.6%
Deutsche Post AG	946	$26,454
Toll Holdings, Ltd.	1,148	5,495
Yamato Holdings Co., Ltd.	400	8,769

		$40,718

Auto Components — 0.8%
Aisin Seiki Co., Ltd.	400	$15,846
Bridgestone Corp.	600	21,244
Denso Corp.	400	18,157

		$55,247

Automobiles — 3.8%
Bayerische Motoren Werke AG	164	$16,052
Daimler AG	382	26,500
Honda Motor Co., Ltd.	1,100	40,745
Nissan Motor Co., Ltd.	3,800	39,680
Toyota Motor Corp.	1,600	97,361
Volkswagen AG, PFC Shares	124	29,417

		$249,755

Beverages — 2.7%
Anheuser-Busch InBev NV	425	$40,868
Asahi Group Holdings, Ltd.	700	17,831
Diageo PLC	1,991	62,396
Heineken NV	296	20,791
Pernod-Ricard SA	135	16,108
SABMiller PLC	419	20,538

		$178,532

Capital Markets — 1.7%
Credit Suisse Group AG(1)	1,157	$33,985
Deutsche Bank AG	359	16,196
Julius Baer Group, Ltd.(1)	294	13,382
Partners Group Holding AG	48	12,711
UBS AG(1)	1,965	38,693

		$114,967

Security	Shares	Value

Chemicals — 2.0%
Akzo Nobel NV	330	$20,119
Asahi Kasei Corp.	1,000	6,324
BASF SE	799	70,814
Shin-Etsu Chemical Co., Ltd.	300	18,690
Syngenta AG	45	17,794

		$133,741

Commercial Banks — 10.8%
Australia and New Zealand Banking Group, Ltd.	1,503	$40,157
Banco Bilbao Vizcaya Argentaria SA	3,332	31,597
Banco Bradesco SA ADR, PFC Shares	362	4,424
Banco Santander SA	7,157	52,360
Bank of Yokohama, Ltd. (The)	2,000	10,961
Barclays PLC	10,626	46,425
BNP Paribas	287	18,608
Commonwealth Bank of Australia	548	36,527
HSBC Holdings PLC	9,978	113,285
Itau Unibanco Holding SA ADR, PFC Shares	409	5,215
Mitsubishi UFJ Financial Group, Inc.	8,300	51,485
Mizuho Financial Group, Inc.	19,700	40,972
National Australia Bank, Ltd.	1,281	35,945
Nordea Bank AB	691	8,759
Oversea-Chinese Banking Corp., Ltd.	2,000	16,604
Resona Holdings, Inc.	1,800	8,931
Skandinaviska Enskilda Banken AB, Class A	959	10,586
Societe Generale SA	411	16,536
Standard Chartered PLC	535	12,409
Sumitomo Mitsui Financial Group, Inc.	1,200	54,823
Sumitomo Mitsui Trust Holding, Inc.	6,000	27,594
Svenska Handelsbanken AB, Class A	310	14,064
Swedbank AB, Class A	432	10,413
Turkiye Garanti Bankasi A.S. ADR	676	2,684
United Overseas Bank, Ltd.	1,000	16,869
Westpac Banking Corp.	939	26,049

		$714,282

Commercial Services & Supplies — 0.2%
Brambles, Ltd.	1,583	$12,907

		$12,907

Communications Equipment — 0.2%
Telefonaktiebolaget LM Ericsson, Class B	1,204	$14,232

		$14,232

7	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Construction & Engineering — 0.9%
Balfour Beatty PLC	1,049	$3,934
Bouygues SA	1,011	29,604
Skanska AB, Class B	857	16,171
Vinci SA	194	10,494

		$60,203

Containers & Packaging — 0.3%
Amcor, Ltd.	1,759	$16,717

		$16,717

Diversified Financial Services — 1.4%
ING Groep NV(1)	4,239	$43,267
Investor AB, Class B	593	17,805
London Stock Exchange Group PLC	536	12,790
ORIX Corp.	1,260	18,700

		$92,562

Diversified Telecommunication Services — 3.7%
BT Group PLC	2,193	$11,347
Chunghwa Telecom Co., Ltd. ADR	223	7,152
Deutsche Telekom AG	2,803	34,084
Nippon Telegraph & Telephone Corp.	900	45,405
Orange SA	2,448	24,145
Singapore Telecommunications, Ltd.	4,000	12,435
Telefonica SA(1)	2,901	41,462
Telenor ASA	621	13,753
TeliaSonera AB	2,435	17,612
Vivendi SA	1,706	36,479

		$243,874

Electric Utilities — 0.6%
Chubu Electric Power Co., Inc.	700	$9,705
Enel SpA	2,457	8,222
Iberdrola SA	2,945	16,297
Korea Electric Power Corp. ADR(1)	462	5,835

		$40,059

Electrical Equipment — 1.2%
ABB, Ltd.(1)	1,810	$39,903
Alstom SA	395	13,366
Mitsubishi Electric Corp.	1,000	9,697
Osram Licht AG(1)	31	1,209
Schneider Electric SA	185	14,737

		$78,912

Security	Shares	Value

Electronic Equipment, Instruments & Components — 0.9%
Hitachi, Ltd.	3,622	$24,264
Hon Hai Precision Industry Co., Ltd. GDR(2)	370	1,917
Hoya Corp.	600	12,931
Kyocera Corp.	200	20,268

		$59,380

Food & Staples Retailing — 2.5%
Aeon Co., Ltd.	1,000	$13,744
FamilyMart Co., Ltd.	300	13,237
Seven & i Holdings Co., Ltd.	600	22,603
Tesco PLC	8,734	48,823
Wal-Mart de Mexico SAB de CV, Series V ADR	137	3,733
Wesfarmers, Ltd.	485	17,677
WM Morrison Supermarkets PLC	6,632	29,191
Woolworths, Ltd.	591	17,698

		$166,706

Food Products — 4.6%
Danone SA	720	$57,021
Nestle SA	2,100	142,134
Unilever NV	1,813	72,740
Unilever PLC	725	29,441

		$301,336

Gas Utilities — 0.7%
Osaka Gas Co., Ltd.	5,000	$21,163
Tokyo Gas Co., Ltd.	5,000	27,484

		$48,647

Health Care Equipment & Supplies — 0.5%
Essilor International SA	87	$9,737
Smith and Nephew PLC	2,031	24,198

		$33,935

Hotels, Restaurants & Leisure — 1.3%
Compass Group PLC	1,894	$25,895
Sands China, Ltd.	1,200	6,493
SJM Holdings, Ltd.	7,373	18,537
Sodexo	146	13,334
Wynn Macau, Ltd.	6,592	18,590

		$82,849

8	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Household Products — 0.9%
Reckitt Benckiser Group PLC	704	$50,118
Svenska Cellulosa AB, Class B	368	9,735

		$59,853

Industrial Conglomerates — 1.8%
Hutchison Whampoa, Ltd.	1,000	$11,286
Koninklijke Philips Electronics NV	1,697	54,268
Siemens AG	478	52,499

		$118,053

Insurance — 1.7%
AIA Group, Ltd.	7,525	$35,618
Aviva PLC	1,678	9,468
China Life Insurance Co., Ltd. ADR	115	4,144
Muenchener Rueckversicherungs-Gesellschaft AG	28	5,560
Sony Financial Holdings, Inc.	700	11,482
Tokio Marine Holdings, Inc.	700	22,342
Zurich Insurance Group AG(1)	78	21,011

		$109,625

Machinery — 1.2%
Fanuc, Ltd.	100	$15,141
Komatsu, Ltd.	600	13,358
Kone Oyj, Class B	166	12,363
Metso Oyj	267	9,407
Sandvik AB	595	7,532
SMC Corp.	100	21,148

		$78,949

Media — 0.6%
British Sky Broadcasting Group PLC	1,089	$13,719
News Corp., Class B(1)	94	1,499
Pearson PLC	569	11,682
Twenty-First Century Fox, Inc., Class B	374	11,122

		$38,022

Metals & Mining — 4.7%
Anglo American PLC	536	$11,498
AngloGold Ashanti, Ltd. ADR	212	2,792
AuRico Gold, Inc.	1,391	6,419
Barrick Gold Corp.	363	6,008
BHP Billiton PLC	1,448	41,448
BHP Billiton, Ltd.	2,011	62,873
Centerra Gold, Inc.	82	363

Security	Shares	Value

Metals & Mining (continued)
Eldorado Gold Corp.	389	$3,072
Glencore Xstrata PLC	11,089	46,830
Goldcorp, Inc.	202	5,698
IAMGOLD Corp.	92	477
IAMGOLD Corp.	704	3,633
Kinross Gold Corp.	1,252	6,509
Newcrest Mining, Ltd.	1,236	13,614
Newmont Mining Corp.	119	3,570
Osisko Mining Corp.(1)	115	479
Pan American Silver Corp.	594	7,536
Randgold Resources, Ltd.	208	15,325
Rio Tinto PLC	993	44,685
Rio Tinto, Ltd.	509	26,324
SEMAFO, Inc.	361	636
Yamana Gold, Inc.	136	1,421

		$311,210

Multi-Utilities — 1.6%
Centrica PLC	2,111	$12,550
E.ON AG	1,014	17,217
GDF Suez	1,590	33,349
National Grid PLC	1,901	22,719
RWE AG	601	18,102

		$103,937

Office Electronics — 0.3%
Canon, Inc.	494	$15,237
Neopost SA	59	4,238

		$19,475

Oil, Gas & Consumable Fuels — 6.7%
BG Group PLC	3,250	$58,604
BP PLC	16,520	114,134
INPEX Corp.	2	8,745
OAO Gazprom ADR	1,009	7,840
Petroleo Brasileiro SA ADR	268	3,843
Royal Dutch Shell PLC, Class A	748	25,523
Royal Dutch Shell PLC, Class A	277	9,455
Royal Dutch Shell PLC, Class B	1,471	52,030
Statoil ASA	2,177	47,255
Total SA	1,825	97,251
Woodside Petroleum, Ltd.	561	18,944

		$443,624

9	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Personal Products — 0.6%
Kao Corp.	500	$16,011
L’Oreal SA	146	24,474

		$40,485

Pharmaceuticals — 13.0%
Astellas Pharma, Inc.	500	$26,741
AstraZeneca PLC	1,781	90,343
Bayer AG	594	69,044
Chugai Pharmaceutical Co., Ltd.	300	5,948
Daiichi Sankyo Co., Ltd.	1,000	16,274
GlaxoSmithKline PLC	3,538	90,515
Merck KGaA	122	20,157
Mitsubishi Tanabe Pharma Corp.	1,200	16,165
Novartis AG	1,791	128,749
Novo Nordisk A/S, Class B	222	37,666
Roche Holding AG PC	507	124,767
Sanofi	1,200	125,620
Santen Pharmaceutical Co., Ltd.	200	8,713
Shire PLC	1,094	39,911
Takeda Pharmaceutical Co., Ltd.	500	22,297
Teva Pharmaceutical Industries, Ltd.	909	36,127

		$859,037

Professional Services — 0.1%
Adecco SA(1)	147	$9,346

		$9,346

Real Estate Investment Trusts (REITs) — 1.5%
Dexus Property Group	12,415	$11,703
Mirvac Group	13,051	19,228
Stockland	6,772	21,784
Westfield Group	3,210	32,375
Westfield Retail Trust	5,649	15,268

		$100,358

Real Estate Management & Development — 0.5%
Cheung Kong (Holdings), Ltd.	1,000	$14,023
Swire Pacific, Ltd., Class A	1,574	18,565

		$32,588

Road & Rail — 0.9%
Asciano, Ltd.	2,842	$12,966
Aurizon Holdings, Ltd.	5,779	23,572

Security	Shares	Value

Road & Rail (continued)
East Japan Railway Co.	300	$24,136

		$60,674

Software — 0.5%
SAP AG	429	$31,433

		$31,433

Specialty Retail — 1.1%
Hennes & Mauritz AB, Class B	907	$33,896
Industria de Diseno Textil SA	77	10,278
Kingfisher PLC	1,719	10,400
Yamada Denki Co., Ltd.	520	21,043

		$75,617

Textiles, Apparel & Luxury Goods — 1.6%
Adidas AG	145	$16,162
Compagnie Financiere Richemont SA, Class A	354	34,629
LVMH Moet Hennessy Louis Vuitton SA	204	37,134
Swatch Group, Ltd. (The), Bearer Shares	26	15,451

		$103,376

Tobacco — 2.1%
British American Tobacco PLC	1,038	$55,374
Imperial Tobacco Group PLC	1,027	34,471
Japan Tobacco, Inc.	1,100	38,402
Swedish Match AB	281	10,510

		$138,757

Trading Companies & Distributors — 1.0%
Mitsubishi Corp.	1,400	$25,506
Mitsui & Co., Ltd.	1,900	25,450
Sumitomo Corp.	1,300	17,374

		$68,330

Wireless Telecommunication Services — 3.8%
America Movil SAB de CV ADR, Series L	177	$3,713
China Mobile, Ltd. ADR	70	3,704
KDDI Corp.	1,000	55,329
MTN Group, Ltd. ADR	48	904
NTT DoCoMo, Inc.	31	47,215
SoftBank Corp.	400	25,391

10	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Wireless Telecommunication Services (continued)
Vodafone Group PLC	38,440	$115,131

		$251,387

Total Common Stocks (identified cost $5,458,998)		$5,805,322

Exchange-Traded Funds — 7.5%

Security	Shares	Value

Equity Funds — 7.5%
iShares China Large-Cap ETF	530	$18,153
iShares India 50 ETF	198	4,273
iShares Latin America 40 ETF	22	796
iShares MSCI Emerging Markets ETF	2,630	102,491
iShares MSCI EMU ETF	2,592	91,549
iShares MSCI Malaysia ETF	129	1,949
iShares MSCI South Korea Capped ETF	1,802	100,606
iShares MSCI Switzerland Capped ETF	1,538	45,909
iShares MSCI United Kingdom ETF	6,828	128,230

Total Exchange-Traded Funds (identified cost $493,912)		$493,956

Rights — 0.0%(3)

Security	Shares	Value

Commercial Banks — 0.0%(3)
Banco Santander SA(1)	5,594	$1,228

Total Rights (identified cost $1,096)		$1,228

Short-Term Investments — 0.1%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(4)	$4	$3,677

Total Short-Term Investments (identified cost $3,677)		$3,677

Total Investments — 95.4% (identified cost $5,957,683)		$6,304,183

Other Assets, Less Liabilities — 4.6%		$304,074

Net Assets — 100.0%		$6,608,257

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
PC	–	Participation Certificate
PFC Shares	–	Preference Shares

(1)	Non-income producing security.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2013, the aggregate value of these securities is $1,917 or less than 0.05% of the Fund’s net assets.

(3)	Amount is less than 0.05%.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2013.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United Kingdom	21.6%	$1,428,230
Japan	18.4	1,218,062
Switzerland	9.6	632,555
France	8.8	582,235
Australia	7.1	467,823
Germany	6.8	450,900
Netherlands	3.2	211,185
Sweden	2.6	171,315
Spain	2.3	151,994
Hong Kong	1.6	108,226
Other (less than 1.0% each)	5.8	382,797

Common Stocks	87.8%	$5,805,322
Exchange-Traded Funds	7.5	493,956
Rights	0.0 (1)	1,228
Short-Term Investments	0.1	3,677

Total Investments	95.4%	$6,304,183

(1)	Amount is less than 0.05%.

11	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2013

Statement of Assets and Liabilities

Assets	July 31, 2013
Unaffiliated investments, at value (identified cost, $5,954,006)	$6,300,506
Affiliated investment, at value (identified cost, $3,677)	3,677
Cash	274,171
Restricted cash*	5,512
Foreign currency, at value (identified cost, $20,931)	20,652
Dividends receivable	5,909
Interest receivable from affiliated investment	10
Receivable for investments sold	8,235
Receivable for Fund shares sold	8,377
Receivable for open forward foreign currency exchange contracts	39,043
Tax reclaims receivable	4,272
Receivable from affiliates	41,920
Total assets	$6,712,284

Liabilities
Payable for investments purchased	$13,475
Payable for variation margin on open financial futures contracts	128
Payable for open forward foreign currency exchange contracts	24,347
Payable for Fund shares redeemed	8,446
Payable to affiliates:
Investment adviser and administration fee	4,456
Distribution and service fees	18
Accrued expenses	53,157
Total liabilities	$104,027
Net Assets	$6,608,257

Sources of Net Assets
Paid-in capital	$5,950,049
Accumulated net realized gain	166,807
Accumulated undistributed net investment income	128,648
Net unrealized appreciation	362,753
Total	$6,608,257

Class A Shares
Net Assets	$64,119
Shares Outstanding	5,712
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding, including fractional shares)	$11.22
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$11.90

Class I Shares
Net Assets	$6,544,138
Shares Outstanding	581,861
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.25

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash at deposit at the broker for open futures contracts.

12	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2013

Statement of Operations

Investment Income	Period Ended July 31, 2013(1)
Dividends (net of foreign taxes, $13,442)	$156,376
Interest allocated from affiliated investment	243
Expenses allocated from affiliated investment	(25)
Total investment income	$156,594

Expenses
Investment adviser and administration fee	$41,669
Distribution and service fees
Class A	167
Trustees’ fees and expenses	728
Custodian fee	56,750
Transfer and dividend disbursing agent fees	564
Legal and accounting services	46,240
Printing and postage	15,290
Registration fees	56,101
Miscellaneous	8,689
Total expenses	$226,198
Deduct —
Allocation of expenses to affiliates	$165,980
Total expense reductions	$165,980

Net expenses	$60,218

Net investment income	$96,376

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$174,163
Investment transactions allocated from affiliated investment	7
Financial futures contracts	27,567
Foreign currency and forward foreign currency exchange contract transactions	53,868
Disposal of investment in violation of restrictions and net increase from payment by affiliate	0
Net realized gain	$255,605
Change in unrealized appreciation (depreciation) —
Investments	$346,500
Financial futures contracts	1,586
Foreign currency and forward foreign currency exchange contracts	14,667
Net change in unrealized appreciation (depreciation)	$362,753

Net realized and unrealized gain	$618,358

Net increase in net assets from operations	$714,734

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

13	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2013

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended July 31, 2013(1)
From operations —
Net investment income	$96,376
Net realized gain from investment transactions, financial futures contracts, foreign currency and forward foreign currency exchange contract transactions and disposal of investments in violation of restrictions and net increase from payment by affiliate	255,605
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, foreign currency and forward foreign currency exchange contracts	362,753
Net increase in net assets from operations	$714,734
Distributions to shareholders —
From net investment income
Class A	$(97)
Class I	(35,978)
From net realized gain
Class A	(100)
Class I	(33,732)
Total distributions to shareholders	$(69,907)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$295,466
Class I	5,919,147
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	63
Class I	—
Cost of shares redeemed
Class A	(242,322)
Class I	(8,924)
Net increase in net assets from Fund share transactions	$5,963,430

Net increase in net assets	$6,608,257

Net Assets
At beginning of period	$—
At end of period	$6,608,257

Accumulated undistributed net investment income included in net assets
At end of period	$128,648

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

14	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2013

Financial Highlights

	Class A
	Period Ended July 31, 2013(1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.236
Net realized and unrealized gain	1.118	(3)

Total income from operations	$1.354

Less Distributions
From net investment income	$(0.066)
From net realized gain	(0.068)

Total distributions	$(0.134)

Net asset value — End of period	$11.220

Total Return(4)	13.75	%(3)(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$64
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.40	%(7)
Net investment income	2.34	%(7)
Portfolio Turnover	97	%(5)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)

During the period ended July 31, 2013, the sub-adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the period ended July 31, 2013.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 3.18% of average daily net assets for the period from the start of business, August 29, 2012, to July 31, 2013). Absent this reimbursement, total return would be lower.

(7)	Annualized.

15	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2013

Financial Highlights — continued

	Class I
	Period Ended July 31, 2013(1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.181
Net realized and unrealized gain	1.209	(3)

Total income from operations	$1.390

Less Distributions
From net investment income	$(0.072)
From net realized gain	(0.068)

Total distributions	$(0.140)

Net asset value — End of period	$11.250

Total Return(4)	14.02	%(3)(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,544
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.15	%(7)
Net investment income	1.84	%(7)
Portfolio Turnover	97	%(5)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)

During the period ended July 31, 2013, the sub-adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the period ended July 31, 2013.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 3.18% of average daily net assets for the period from the start of business, August 29, 2012, to July 31, 2013). Absent this reimbursement, total return would be lower.

(7)	Annualized.

16	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2013

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Hexavest International Equity Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on August 29, 2012. The Fund’s investment objective is long-term capital appreciation. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

17

Eaton Vance

Hexavest International Equity Fund

July 31, 2013

Notes to Financial Statements — continued

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of July 31, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

2  Distributions to Shareholders

It is the present policy of the Fund to make one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute at least annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

18

Eaton Vance

Hexavest International Equity Fund

July 31, 2013

Notes to Financial Statements — continued

The tax character of distributions declared for the period ended July 31, 2013 was as follows:

Period Ended July 31, 2013(1)

Distributions declared from:
Ordinary income	$69,907

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

During the period ended July 31, 2013, accumulated net realized gain was decreased by $54,966, accumulated undistributed net investment income was increased by $68,347 and paid-in capital was decreased by $13,381 due to differences between book and tax accounting, primarily for non-deductible expenses, investments in partnerships, investments in passive foreign investment companies (PFICs) and foreign currency gain (loss). These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of July 31, 2013, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$344,137
Undistributed long-term capital gains	$11,484
Net unrealized appreciation	$302,587

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, futures contracts, foreign currency transactions, investments in partnerships, investments in PFICs and the tax treatment of short-term capital gains.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.80% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the period from the start of business on August 29, 2012 to July 31, 2013, the investment adviser and administration fee amounted to $41,669 or 0.80% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Hexavest Inc. (Hexavest), an affiliate of EVM and a registered investment adviser. EVM pays Hexavest a portion of its advisory and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Hexavest have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.40% and 1.15% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after November 30, 2013. Pursuant to this agreement, EVM and Hexavest were allocated $165,980 in total of the Fund’s operating expenses for the period ended July 31, 2013.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the period ended July 31, 2013, EVM earned $63 in sub-transfer agent fees. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Class A shares (see Note 4).

During the period ended July 31, 2013, Hexavest reimbursed the Fund $1,092 for a loss realized on the disposal of an investment held in violation of restrictions. The effect of the loss incurred and the reimbursement by Hexavest of such amount had no impact on total return.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended July 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the period ended July 31, 2013 amounted to $167 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

19

Eaton Vance

Hexavest International Equity Fund

July 31, 2013

Notes to Financial Statements — continued

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the period ended July 31, 2013, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $10,858,498 and $5,077,580, respectively, for the period ended July 31, 2013.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Period Ended July 31, 2013(1)

Sales	27,534
Issued to shareholders electing to receive payments of distributions in Fund shares	6
Redemptions	(21,828)

Net increase	5,712

Class I	Period Ended July 31, 2013(1)

Sales	582,663
Redemptions	(802)

Net increase	581,861

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

At July 31, 2013, EVM owned approximately 85% of the value of the outstanding shares of the Fund.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,000,867

Gross unrealized appreciation	$439,269
Gross unrealized depreciation	(135,953)

Net unrealized appreciation	$303,316

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the

20

Eaton Vance

Hexavest International Equity Fund

July 31, 2013

Notes to Financial Statements — continued

amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at July 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)

9/18/13	Australian Dollar 567,742	United States Dollar 534,143	State Street Trust Company Canada	$25,447
9/18/13	British Pound Sterling 47,164	United States Dollar 73,373	State Street Trust Company Canada	1,648
9/18/13	British Pound Sterling 33,941	United States Dollar 52,125	State Street Trust Company Canada	509
9/18/13	Canadian Dollar 27,559	United States Dollar 27,019	State Street Trust Company Canada	218
9/18/13	Danish Krone 55,000	United States Dollar 9,816	State Street Trust Company Canada	(3)
9/18/13	Euro 18,239	United States Dollar 24,065	State Street Trust Company Canada	(204)
9/18/13	Euro 31,000	United States Dollar 40,448	State Street Trust Company Canada	(799)
9/18/13	Euro 153,904	United States Dollar 203,801	State Street Trust Company Canada	(978)
9/18/13	Euro 135,000	United States Dollar 176,147	State Street Trust Company Canada	(3,479)
9/18/13	Hong Kong Dollar 87,000	United States Dollar 11,216	State Street Trust Company Canada	(3)
9/18/13	Hong Kong Dollar 725,000	United States Dollar 93,483	State Street Trust Company Canada	(16)
9/18/13	Japanese Yen 23,612,000	Hong Kong Dollar 1,868,274	State Street Trust Company Canada	(279)
9/18/13	Japanese Yen 4,160,360	United States Dollar 42,715	State Street Trust Company Canada	213
9/18/13	Japanese Yen 3,000,000	United States Dollar 30,120	State Street Trust Company Canada	(528)
9/18/13	Japanese Yen 8,541,644	United States Dollar 86,200	State Street Trust Company Canada	(1,061)
9/18/13	Japanese Yen 11,000,000	United States Dollar 110,621	State Street Trust Company Canada	(1,754)
9/18/13	Japanese Yen 29,076,000	United States Dollar 293,609	State Street Trust Company Canada	(3,429)
9/18/13	Japanese Yen 18,222,000	United States Dollar 181,158	State Street Trust Company Canada	(4,997)
9/18/13	Norwegian Krone 10,000	United States Dollar 1,730	State Street Trust Company Canada	36
9/18/13	Norwegian Krone 13,500	United States Dollar 2,220	State Street Trust Company Canada	(67)

21

Eaton Vance

Hexavest International Equity Fund

July 31, 2013

Notes to Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)

9/18/13	Swedish Krona 50,000	United States Dollar 7,651	State Street Trust Company Canada	$(12)
9/18/13	Swedish Krona 5,500	United States Dollar 822	State Street Trust Company Canada	(21)
9/18/13	Swiss Franc 21,534	United States Dollar 23,032	State Street Trust Company Canada	(245)
9/18/13	Swiss Franc 76,157	United States Dollar 81,511	State Street Trust Company Canada	(810)
9/25/13	South Korean Won 31,687,453	United States Dollar 27,980	State Street Trust Company Canada	(141)
9/25/13	South Korean Won 69,126,000	United States Dollar 59,865	State Street Trust Company Canada	(1,481)

				$7,764

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)

9/18/13	Australian Dollar 42,000	United States Dollar 38,013	State Street Trust Company Canada	$(381)
9/18/13	Australian Dollar 16,000	United States Dollar 14,974	State Street Trust Company Canada	(638)
9/18/13	Australian Dollar 35,000	United States Dollar 32,293	State Street Trust Company Canada	(933)
9/18/13	British Pound Sterling 16,000	United States Dollar 24,118	State Street Trust Company Canada	215
9/18/13	Canadian Dollar 13,000	United States Dollar 12,386	State Street Trust Company Canada	256
9/18/13	Danish Krone 314,368	United States Dollar 55,856	State Street Trust Company Canada	269
9/18/13	Euro 48,912	United States Dollar 65,000	State Street Trust Company Canada	81
9/18/13	Hong Kong Dollar 6,215,801	United States Dollar 800,964	State Street Trust Company Canada	647
9/18/13	Hong Kong Dollar 165,000	United States Dollar 21,270	State Street Trust Company Canada	9
9/18/13	Japanese Yen 11,795,000	Hong Kong Dollar 932,780	State Street Trust Company Canada	202
9/18/13	Japanese Yen 51,287,641	United States Dollar 518,995	State Street Trust Company Canada	4,955
9/18/13	Japanese Yen 26,476,000	United States Dollar 266,726	State Street Trust Company Canada	3,751
9/18/13	Singapore Dollar 209,942	United States Dollar 166,806	State Street Trust Company Canada	(1,603)

22

Eaton Vance

Hexavest International Equity Fund

July 31, 2013

Notes to Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)

9/18/13	Swedish Krona 347,077	United States Dollar 52,606	State Street Trust Company Canada	$587
9/18/13	Swiss Franc 28,120	United States Dollar 30,586	State Street Trust Company Canada	(190)
9/25/13	Indian Rupee 379,000	United States Dollar 6,440	State Street Trust Company Canada	(295)

				$6,932

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation

9/13	2 Euro Stoxx 50	Long	$71,740	$73,326	$1,586

					$1,586

Euro Stoxx 50:  Market capitalization-weighted stock index of 50 large, blue-chip European companies operating within eurozone nations.

At July 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk:  The Fund enters into equity index futures contracts to enhance return.

Foreign Exchange Risk:  The Fund enters into forward foreign currency exchange contracts to enhance return.

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At July 31, 2013, the fair value of derivatives with credit-related contingent features in a net liability position was $24,347.

The non-exchange traded derivatives in which the Fund invests, including forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At July 31, 2013, the maximum amount of loss the Fund would incur due to counterparty risk was $39,043, representing the fair value of such derivatives in an asset position. To mitigate this risk, the Fund has entered into a master netting agreement with its derivative counterparty, which allows it and the counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Fund or the counterparty. At July 31, 2013, the maximum amount of loss the Fund would incur due to counterparty risk would be reduced by approximately $24,000 due to the master netting agreement. The counterparty may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Fund if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparty with respect to such contracts would also reduce the amount of any loss incurred.

23

Eaton Vance

Hexavest International Equity Fund

July 31, 2013

Notes to Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Futures contracts	$1,586	(1)	$—

		$1,586		$—

Foreign Exchange	Forward foreign currency exchange contracts	$39,043	(2)	$(24,347	)(3)

		$39,043		$(24,347)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(3)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the period ended July 31, 2013 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Futures contracts	$27,567	$1,586
Foreign Exchange	Forward foreign currency exchange contracts	69,255	14,696

Total		$96,822	$16,282

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional amounts of futures contracts and forward foreign currency exchange contracts outstanding during the period ended July 31, 2013, which are indicative of the volume of these derivative types, were approximately $119,000 and $3,232,000, respectively.

10  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the period ended July 31, 2013.

11  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers

24

Eaton Vance

Hexavest International Equity Fund

July 31, 2013

Notes to Financial Statements — continued

(particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$1,499	$603,367	$—	$604,866
Consumer Staples	3,733	881,936	—	885,669
Energy	11,683	431,941	—	443,624
Financials	16,466	1,147,916	—	1,164,382
Health Care	—	892,972	—	892,972
Industrials	1,208	538,509	—	539,717
Information Technology	1,917	122,603	—	124,520
Materials	48,613	413,055	—	461,668
Telecommunication Services	15,473	479,788	—	495,261
Utilities	5,835	186,808	—	192,643

Total Common Stocks	$106,427	$5,698,895 *	$—	$5,805,322

Exchange-Traded Funds	$493,956	$—	$—	$493,956
Rights	1,228	—	—	1,228
Short-Term Investments	—	3,677	—	3,677

Total Investments	$601,611	$5,702,572	$—	$6,304,183

Forward Foreign Currency Exchange Contracts	$—	$39,043	$—	$39,043
Futures Contracts	1,586	—	—	1,586

Total	$603,197	$5,741,615	$—	$6,344,812

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(24,347)	$—	$(24,347)

Total	$—	$(24,347)	$—	$(24,347)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

25

Eaton Vance

Hexavest International Equity Fund

July 31, 2013

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Hexavest International Equity Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Hexavest International Equity Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of July 31, 2013, and the related statements of operations and changes in net assets and the financial highlights for the period from the start of business, August 29, 2012, to July 31, 2013. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Hexavest International Equity Fund as of July 31, 2013, and the results of its operations, the changes in its net assets, and the financial highlights for the period from the start of business, August 29, 2012, to July 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 18, 2013

26

Eaton Vance

Hexavest International Equity Fund

July 31, 2013

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2014 will show the tax status of all distributions paid to your account in calendar year 2013. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations, the foreign tax credit and capital gains dividends.

Qualified Dividend Income.  The Fund designates approximately $160,662, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2013 ordinary income dividends, 0.05% qualifies for the corporate dividends received deduction.

Foreign Tax Credit.  The Fund paid foreign taxes of $13,295 and recognized foreign source income of $160,010.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2013, $11,484 or, if subsequently determined to be different, the net capital gain of such year.

27

Eaton Vance

Hexavest International Equity Fund

July 31, 2013

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 186 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Term of Office; Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 186 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman 1940	Trustee	Since 2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

28

Eaton Vance

Hexavest International Equity Fund

July 31, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Term of Office; Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) During Past Five Years
Duncan W. Richardson 1957	President	Since 2011	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

James F. Kirchner(2) 1967	Treasurer	Since 2013	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as Board members of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(2)	Prior to 2013, Mr. Kirchner served as Assistant Treasurer of the Trust since 2007.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

29

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

30

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Hexavest Inc.

1250 René Lévesque Blvd. West, Suite 4200

Montréal, Quebec

Canada   H3B 4W8

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Asset Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

6605-9/13	HEXIESRC

Eaton Vance Hexavest Emerging Markets Equity Fund Annual Report July 31, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report July 31, 2013

Eaton Vance

Hexavest Emerging Markets Equity Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	23

Federal Tax Information	24

Management and Organization	25

Important Notices	27

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2013

Management’s Discussion of Fund Performance1

Economic and Market Conditions

Most major developed stock markets worldwide recorded strong gains for the period from the Fund’s inception on August 29, 2012 through July 31, 2013. Emerging-market equities, however, generally underperformed their developed market counterparts. In the United States, stocks started the 11-month period on the upswing before retreating in the final months of 2012 amid the presidential election and fears of a post-election political deadlock on tax and spending policies. With the apparent resolution of the so-called “fiscal cliff” budget negotiations in January 2013, U.S. stocks began a sustained rise that gained momentum on positive economic news. A succession of encouraging reports, ranging from U.S. housing to retail sales, helped power domestic stock indexes to record highs in May 2013. In June 2013, however, U.S. equities faltered following the U.S. Federal Reserve’s (the Fed) announcement that a key component of its economic stimulus effort might be scaled back in late 2013. Investors feared a stimulus pullback could end stocks’ long rise and slow the U.S. economic recovery. Subsequently, jitters about central bank plans eased somewhat, helping U.S. equity indexes to rebound in the final month of the period despite weaker U.S. economic data.

Overseas, most developed equity markets also delivered healthy double-digit returns for the 11-month period. After following a seesaw pattern early in the period, international stocks began a sustained upturn in January 2013, as markets overcame concerns about slower growth in China and other emerging markets. After retreating in June 2013 following the Fed’s announcement, international equities rebounded in the period’s final month, as manufacturing strengthened from China to Europe and major central banks maintained accommodative monetary policies.

The MSCI Emerging Markets Index (the Index)2 rose 1.70% for the 11-month period, whereas many developed-market indexes ended the period with more solid gains. The U.S. equity market, as represented by the S&P 500 Index, gained 21.92%. The Asia Pacific and European equity markets also recorded strong gains for the period, with the MSCI Pacific Index and the MSCI Europe Index up 17.58% and 21.18%, respectively.

Fund Performance

For the 11-month period from the Fund’s inception on August 29, 2012 through July 31, 2013, Eaton Vance Hexavest Emerging Markets Equity Fund (the Fund) had a total return of -2.09% for Class A shares at net asset value (NAV). By comparison, the Fund’s benchmark, the MSCI Emerging Markets Index, returned 1.70% for the same period.

The Fund underperformed the Index due largely to its cash position, along with unfavorable active currency management. By contrast, allocation to sectors and industries helped lift Fund performance versus the Index.

The Fund’s top-down investment approach stresses fundamental research focusing on the macroeconomic environment, the valuation of financial markets and the sentiment of investors. In its analysis of regions, countries, sectors, industries, currencies and stocks, management adopted a defensive posture that contributed to the Fund’s underperformance relative to the Index for the 11-month period. Management’s focus on defensive sectors was prompted by its expectation of a stock market correction amid subpar global economic growth, stretched valuations, and generally complacent investor sentiment. However, despite continued slow growth, emerging-market stocks recorded modest gains for the period.

In addition to the Fund’s cash position, an overweight in stocks of gold producers detracted from performance versus the Index. This overweight reflected management’s concern about global economic growth prospects and the possibility of inflation resulting from central banks’ stimulus policies. Overweights in two emerging-market currencies, the Indian rupee and Brazilian real, also hurt relative performance versus the Index. The economies of both countries slowed during the period, and the prospect of reduced U.S. monetary stimulus spurred capital outflows that helped lead to the currencies’ depreciation.

On the positive side, an underweight in the materials sector contributed to the Fund’s relative performance versus the Index. Amid sluggish global economic growth, the sector underperformed during the period. In the consumer discretionary sector, an overweight in the media industry bolstered relative performance versus the Index. Also, stock selection decisions among Asian insurers boosted Fund results versus the Index within the financials sector.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance since inception for the index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2013

Performance2,3

Portfolio Managers Vital Proulx, CFA, Jean-René Adam, CFA, Jean-Benoit Leblanc, CFA and Jean-Pierre Couture, each of Hexavest Inc.

% Cumulative Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	08/29/2012	08/29/2012	—	—	–2.09%
Class A with 5.75% Maximum Sales Charge	—	—	—	—	–7.72
Class I at NAV	08/29/2012	08/29/2012	—	—	–1.85
MSCI Emerging Markets Index	—	—	1.95%	0.55%	1.70%

% Total Annual Operating Expense Ratios[4]				Class A	Class I
Gross				1.82%	1.57%
Net				1.77	1.52

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class I	$250,000	08/29/2012	$245,375	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance since inception for the index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2013

Fund Profile

Equity Sector Allocation (% of net assets)5

Geographic Allocation (% of net assets)5,6

*	Amount is less than 0.05%.

Top 10 Holdings (% of net assets)6

iShares MSCI South Korea Capped ETF	3.9%
China Mobile, Ltd.	3.2
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2.8
Cathay Financial Holding Co., Ltd. GDR	2.6
OAO Gazprom ADR	2.5
Samsung Electronics Co., Ltd. GDR	2.5
Infosys, Ltd. ADR	1.9
Vale SA, PFC Shares	1.8
Fubon Financial Holding Co., Ltd.	1.7
MTN Group, Ltd.	1.7
Total	24.6%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2013

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI Pacific Index is an unmanaged index designed to measure the developed equity market performance of the Pacific Region. MSCI Europe Index is an unmanaged index designed to measure the developed equity market performance of Europe. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Cumulative Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Cumulative Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 11/30/13. Without the reimbursement, performance would have been lower.

[5]

The Fund may obtain exposure to certain market segments through investments in Exchange-Traded Funds (ETFs). For purposes of the charts, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

[6]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 – July 31, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/13)	Ending Account Value (7/31/13)	Expenses Paid During Period* (2/1/13 – 7/31/13)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$899.20	$8.24	**	1.75%
Class I	$1,000.00	$900.20	$7.07	**	1.50%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,016.10	$8.75	**	1.75%
Class I	$1,000.00	$1,017.40	$7.50	**	1.50%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.), The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business January 31, 2013.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

6

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2013

Portfolio of Investments

Common Stocks — 89.6%

Security	Shares	Value

Brazil — 11.6%
Banco Bradesco SA ADR, PFC Shares	5,613	$68,591
Banco Do Brasil SA ADR	2,987	29,989
BRF-Brasil Foods SA ADR	3,505	75,112
Cia Energetica de Minas Gerais SA ADR	3,326	30,799
Cia Paranaense de Energia-Copel, PFC Shares	972	11,913
Cia Siderurgica Nacional SA	5,377	15,485
Cia Siderurgica Nacional SA ADR	3,337	9,677
Itau Unibanco Holding SA ADR, PFC Shares	6,967	88,829
Petroleo Brasileiro SA ADR	5,576	79,960
Telefonica Brasil SA ADR	867	18,615
Telefonica Brasil SA, PFC Shares	478	10,122
Tractebel Energia SA	2,976	47,483
Vale SA, PFC Shares	7,948	98,072
Vale SA ADR, PFC Shares	3,400	41,854

		$626,501

Canada — 0.4%
AuRico Gold, Inc.	199	$918
Barrick Gold Corp.	825	13,655
IAMGOLD Corp.	1,238	6,388
Kinross Gold Corp.	66	343
Osisko Mining Corp.(1)	471	1,963

		$23,267

Chile — 3.3%
Empresas Copec SA	3,916	$50,831
Enersis SA ADR	5,179	78,721
Latam Airlines Group SA	3,605	48,556

		$178,108

China — 20.8%
Agricultural Bank of China, Ltd., Class H	47,000	$19,003
Bank of China, Ltd., Class H	128,000	53,430
Belle International Holdings, Ltd.	22,000	31,723
China Construction Bank Corp., Class H	110,000	82,016
China Life Insurance Co., Ltd., Class H	28,000	67,091
China Merchants Bank Co., Ltd., Class H	13,000	21,797
China Mobile, Ltd.	16,452	174,803
China Petroleum & Chemical Corp., Class H	78,000	57,933
China Resources Enterprise, Ltd.	8,000	24,644
China Shenhua Energy Co., Ltd., Class H	27,000	77,933
China Telecom Corp., Ltd., Class H	90,000	44,697
China Unicom (Hong Kong), Ltd.	36,000	53,161

Security	Shares	Value

China (continued)
Citic Pacific, Ltd.	16,000	$17,419
CNOOC, Ltd.	27,000	48,728
Guangdong Investment, Ltd.	28,000	22,633
Hengan International Group Co., Ltd.	6,000	66,025
Industrial & Commercial Bank of China, Ltd., Class H	118,000	77,504
Ping An Insurance (Group) Co. of China, Ltd., Class H	9,000	58,214
Tencent Holdings, Ltd.	1,200	54,322
Tingyi (Cayman Islands) Holding Corp.	10,000	24,702
Want Want China Holdings, Ltd.	31,000	41,867

		$1,119,645

India — 4.4%
Dr. Reddy’s Laboratories, Ltd. ADR	797	$29,704
HDFC Bank, Ltd. ADR	1,902	62,576
Infosys, Ltd. ADR	2,056	102,142
Sterlite Industries (India), Ltd. ADR	8,464	42,574
Tata Steel, Ltd. GDR(2)	664	2,356

		$239,352

Malaysia — 3.1%
Genting Bhd	15,900	$48,135
Genting Bhd ADR	2,731	41,566
Tenaga Nasional Bhd ADR	6,875	75,362

		$165,063

Mexico — 3.3%
America Movil SAB de CV, Series L	72,037	$75,631
Fomento Economico Mexicano SAB de CV, Series UBD	3,274	32,602
Grupo Televisa SAB, Series CPO	12,642	68,294

		$176,527

Peru — 0.5%
Cia de Minas Buenaventura SA ADR	1,740	$24,882

		$24,882

Poland — 1.5%
KGHM Polska Miedz SA	1,151	$39,884
Powszechna Kasa Oszczednosci Bank Polski SA	3,439	40,028

		$79,912

Russia — 5.3%
LUKOIL OAO ADR	1,114	$66,238
Mobile TeleSystems ADR	1,606	31,301

7	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Russia (continued)
OAO Gazprom ADR	17,592	$136,690
Rosneft Oil Co. GDR(2)	7,146	50,594

		$284,823

South Africa — 6.6%
AngloGold Ashanti, Ltd.	900	$11,809
AngloGold Ashanti, Ltd. ADR	59	777
Bidvest Group, Ltd.	614	15,168
FirstRand, Ltd.	6,959	20,876
Gold Fields, Ltd.	2,078	12,451
MTN Group, Ltd.	4,907	91,867
Naspers, Ltd., Class N	733	61,302
Remgro, Ltd.	2,673	51,052
Sasol, Ltd.	1,230	56,512
Sibanye Gold, Ltd.(1)	2,078	1,613
Standard Bank Group, Ltd.	2,948	32,964

		$356,391

South Korea — 17.6%
Celltrion, Inc.	329	$19,114
E-Mart Co., Ltd.	158	29,735
Hana Financial Group, Inc.	1,820	58,288
Hyundai Heavy Industries Co., Ltd.	61	11,387
Hyundai Mobis	152	37,053
Hyundai Motor Co. GDR(2)	1,909	84,931
KB Financial Group, Inc. ADR	903	28,553
Korea Electric Power Corp. ADR(1)	6,156	77,750
KT&G Corp.	1,106	74,530
LG Chem, Ltd.	128	32,104
LG Corp.	414	24,061
NHN Corp.	39	10,189
POSCO	235	67,496
Samsung C&T Corp.	262	12,956
Samsung Electronics Co., Ltd.	53	60,394
Samsung Electronics Co., Ltd. GDR(2)	235	134,655
Samsung Engineering Co., Ltd.	135	9,441
Samsung Fire & Marine Insurance Co., Ltd.	278	59,337
Shinhan Financial Group Co., Ltd. ADR	1,374	50,110
Shinsegae Co., Ltd.	72	14,010
SK Telecom Co., Ltd. ADR	2,313	49,938

		$946,032

Taiwan — 11.2%
AU Optronics Corp. ADR(1)	9,378	$34,136
Cathay Financial Holding Co., Ltd. GDR(3)	9,523	138,463

Security	Shares	Value

Taiwan (continued)
Chunghwa Telecom Co., Ltd. ADR	2,333	$74,819
Far Eastern New Century Corp.	12,163	13,723
Formosa Plastics Corp.	16,000	40,204
Fubon Financial Holding Co., Ltd.	67,000	94,054
Hon Hai Precision Industry Co., Ltd. GDR(2)	11,320	58,638
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	8,757	148,694

		$602,731

Total Common Stocks (identified cost $4,936,383)		$4,823,234

Exchange-Traded Funds — 5.9%

Security	Shares	Value

Equity Funds — 5.9%
iShares India 50 ETF	3,917	$84,529
iShares MSCI South Korea Capped ETF	3,730	208,246
iShares S&P/TSX Global Gold Index Fund	2,522	28,017

		$320,792

Total Exchange-Traded Funds (identified cost $353,245)		$320,792

Short-Term Investments — 0.0%(4)

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(5)	$1	$1,290

Total Short-Term Investments (identified cost $1,290)		$1,290

Total Investments — 95.5% (identified cost $5,290,918)		$5,145,316

Other Assets, Less Liabilities — 4.5%		$240,151

Net Assets — 100.0%		$5,385,467

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
PFC Shares	–	Preference Shares

(1)	Non-income producing security.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold

8	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2013

Portfolio of Investments — continued

outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2013, the aggregate value of these securities is $331,174 or 6.1% of the Fund’s net assets.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2013, the aggregate value of these securities is $138,463 or 2.6% of the Fund’s net assets.

(4)	Amount is less than 0.05%.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2013.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	43.9%	$2,363,661
Hong Kong Dollar	20.8	1,119,645
South Korean Won	9.7	520,095
South African Rand	6.6	355,614
Brazilian Real	3.4	183,075
Mexican Peso	3.3	176,527
New Taiwan Dollar	2.7	147,981
Chilean Peso	1.8	99,387
Polish Zloty	1.5	79,912
Other currency, less than 1% each	1.8	99,419

Total Investments	95.5%	$5,145,316

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	22.3%	$1,202,765
Energy	11.6	625,419
Telecommunication Services	11.6	624,954
Information Technology	11.2	603,170
Materials	8.6	464,505
Consumer Discretionary	7.2	387,014
Consumer Staples	6.9	369,217
Utilities	6.4	344,661
Exchange-Traded Funds	5.9	320,792
Industrials	2.9	152,711
Health Care	0.9	48,818
Short-Term Investments	0.0 (1)	1,290

Total Investments	95.5%	$5,145,316

(1)	Amount is less than 0.05%.

9	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2013

Statement of Assets and Liabilities

Assets	July 31, 2013
Unaffiliated investments, at value (identified cost, $5,289,628)	$5,144,026
Affiliated investment, at value (identified cost, $1,290)	1,290
Foreign currency, at value (identified cost, $271,867)	270,791
Dividends receivable	16,291
Interest receivable from affiliated investment	11
Receivable for investments sold	8,225
Receivable for open forward foreign currency exchange contracts	9,220
Tax reclaims receivable	239
Receivable from affiliates	38,402
Total assets	$5,488,495

Liabilities
Payable for investments purchased	$20,469
Payable for open forward foreign currency exchange contracts	30,348
Payable to affiliates:
Investment adviser and administration fee	4,528
Distribution and service fees	39
Accrued expenses	47,644
Total liabilities	$103,028
Net Assets	$5,385,467

Sources of Net Assets
Paid-in capital	$5,536,428
Accumulated net realized loss	(10,163)
Accumulated undistributed net investment income	27,112
Net unrealized depreciation	(167,910)
Net Assets	$5,385,467

Class A Shares
Net Assets	$186,328
Shares Outstanding	19,171
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.72
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$10.31

Class I Shares
Net Assets	$5,199,139
Shares Outstanding	533,844
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.74

On sales of $50,000 or more, the offering price of Class A shares is reduced.

10	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2013

Statement of Operations

Investment Income	Period Ended July 31, 2013(1)
Dividends (net of foreign taxes, $14,198)	$121,030
Interest allocated from affiliated investment	310
Expenses allocated from affiliated investment	(32)
Total investment income	$121,308

Expenses
Investment adviser and administration fee	$49,353
Distribution and service fees
Class A	157
Trustees’ fees and expenses	711
Custodian fee	35,922
Transfer and dividend disbursing agent fees	674
Legal and accounting services	46,235
Printing and postage	13,802
Registration fees	56,104
Miscellaneous	7,137
Total expenses	$210,095
Deduct —
Allocation of expenses to affiliates	$135,512
Total expense reductions	$135,512

Net expenses	$74,583

Net investment income	$46,725

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(4,746)
Investment transactions allocated from affiliated investment	8
Foreign currency and forward foreign currency exchange contract transactions	2,623
Net realized loss	$(2,115)
Change in unrealized appreciation (depreciation) —
Investments	$(145,602)
Foreign currency and forward foreign currency exchange contracts	(22,308)
Net change in unrealized appreciation (depreciation)	$(167,910)

Net realized and unrealized loss	$(170,025)

Net decrease in net assets from operations	$(123,300)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

11	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2013

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended July 31, 2013(1)
From operations —
Net investment income	$46,725
Net realized loss from investment, foreign currency and forward foreign currency exchange contract transactions	(2,115)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	(167,910)
Net decrease in net assets from operations	$(123,300)
Distributions to shareholders —
From net investment income
Class A	$(157)
Class I	(27,946)
From net realized gain
Class A	(79)
Class I	(13,098)
Total distributions to shareholders	$(41,280)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$192,836
Class I	5,441,779
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	158
Class I	77
Cost of shares redeemed
Class A	(885)
Class I	(83,918)
Net increase in net assets from Fund share transactions	$5,550,047

Net increase in net assets	$5,385,467

Net Assets
At beginning of period	$—
At end of period	$5,385,467

Accumulated undistributed net investment income included in net assets
At end of period	$27,112

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

12	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2013

Financial Highlights

	Class A
	Period Ended July 31, 2013(1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.123
Net realized and unrealized loss	(0.325)

Total loss from operations	$(0.202)

Less Distributions
From net investment income	$(0.052)
From net realized gain	(0.026)

Total distributions	$(0.078)

Net asset value — End of period	$9.720

Total Return(3)	(2.09	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$186
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.75	%(6)
Net investment income	1.32	%(6)
Portfolio Turnover	52	%(4)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 2.74% of average daily net assets for the period from the start of business, August 29, 2012, to July 31, 2013). Absent this reimbursement, total return would be lower.

(6)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2013

Financial Highlights — continued

	Class I
	Period Ended July 31, 2013(1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.089
Net realized and unrealized loss	(0.267)

Total loss from operations	$(0.178)

Less Distributions
From net investment income	$(0.056)
From net realized gain	(0.026)

Total distributions	$(0.082)

Net asset value — End of period	$9.740

Total Return(3)	(1.85	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,199
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.50	%(6)
Net investment income	0.94	%(6)
Portfolio Turnover	52	%(4)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 2.74% of average daily net assets for the period from the start of business, August 29, 2012, to July 31, 2013). Absent this reimbursement, total return would be lower.

(6)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2013

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Hexavest Emerging Markets Equity Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on August 29, 2012. The Fund’s investment objective is long-term capital appreciation. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

15

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2013

Notes to Financial Statements — continued

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At July 31, 2013, the Fund had a net capital loss of $9,965 attributable to security transactions incured after October 31, 2012 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending July 31, 2014.

As of July 31, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

2  Distributions to Shareholders

It is the present policy of the Fund to make one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute at least annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

16

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2013

Notes to Financial Statements — continued

The tax character of distributions declared for the period ended July 31, 2013 was as follows:

Period Ended July 31, 2013(1)

Distributions declared from:
Ordinary income	$41,280

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013

During the period ended July 31, 2013, accumulated net realized loss was decreased by $5,129, accumulated undistributed net investment income was increased by $8,490 and paid-in capital was decreased by $13,619 due to differences between book and tax accounting, primarily for non-deductible expenses, investments in partnerships, investments in passive foreign investment companies, dividend redesignation and foreign currency gain (loss). These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of July 31, 2013, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Post October capital losses	$(9,965)
Net unrealized depreciation	$(140,996)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, investments in partnerships and foreign currency transactions.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the period from the start of business on August 29, 2012 to July 31, 2013, the investment adviser and administration fee amounted to $49,353 or 1.00% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Hexavest Inc. (Hexavest), an affiliate of EVM and a registered investment adviser. EVM pays Hexavest a portion of its advisory and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Hexavest have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.75% and 1.50% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after November 30, 2013. Pursuant to this agreement, EVM and Hexavest were allocated $135,512 in total of the Fund’s operating expenses for the period ended July 31, 2013.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the period ended July 31, 2013, EVM earned $91 in sub-transfer agent fees. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter received distribution and services fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended July 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the period ended July 31, 2013 amounted to $157 for Class A shares.

Distribution and service fees are subject to the limitatons contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

17

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2013

Notes to Financial Statements — continued

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the period ended July 31, 2013, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $7,893,197 and $2,598,799, respectively, for the period ended July 31, 2013.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Period Ended July 31, 2013(1)

Sales	19,244
Issued to shareholders electing to receive payments of distributions in Fund shares	15
Redemptions	(88)

Net increase	19,171

Class I	Period Ended July 31, 2013(1)

Sales	542,306
Issued to shareholders electing to receive payments of distributions in Fund shares	7
Redemptions	(8,469)

Net increase	533,844

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

At July 31, 2013, EVM owned 90% of the value of the outstanding shares of the Fund.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,291,116

Gross unrealized appreciation	$321,469
Gross unrealized depreciation	(467,269)

Net unrealized depreciation	$(145,800)

18

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2013

Notes to Financial Statements — continued

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at July 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)

9/18/13	Canadian Dollar 25,558	United States Dollar 25,057	State Street Trust Company Canada	$202
9/18/13	Polish Zloty 128,575	United States Dollar 40,098	State Street Trust Company Canada	(15)
9/18/13	Polish Zloty 22,495	United States Dollar 6,942	State Street Trust Company Canada	(76)
9/18/13	South African Rand 173,778	United States Dollar 16,875	State Street Trust Company Canada	(623)
9/25/13	Chilean Peso 75,314,300	United States Dollar 151,061	State Street Trust Company Canada	5,647
9/25/13	Chilean Peso 19,035,000	United States Dollar 37,229	State Street Trust Company Canada	477
9/25/13	New Taiwan Dollar 1,182,180	United States Dollar 39,684	State Street Trust Company Canada	235
9/25/13	South Korean Won 302,489,000	United States Dollar 269,670	State Street Trust Company Canada	1,227
9/25/13	South Korean Won 687,120,800	United States Dollar 606,729	State Street Trust Company Canada	(3,055)

				$4,019

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)

9/18/13	Czech Koruna 265,000	United States Dollar 13,546	State Street Trust Company Canada	$43
9/18/13	Czech Koruna 589,000	United States Dollar 30,359	State Street Trust Company Canada	(155)
9/18/13	Hong Kong Dollar 341,855	United States Dollar 44,051	State Street Trust Company Canada	36
9/18/13	Hong Kong Dollar 500,391	United States Dollar 64,509	State Street Trust Company Canada	23
9/18/13	Hungarian Forint 5,000,000	United States Dollar 21,947	State Street Trust Company Canada	183
9/18/13	Mexican Peso 279,050	United States Dollar 21,550	State Street Trust Company Canada	200

19

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2013

Notes to Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)

9/18/13	Mexican Peso 364,000	United States Dollar 28,939	State Street Trust Company Canada	$(568)
9/18/13	Mexican Peso 990,254	United States Dollar 78,786	State Street Trust Company Canada	(1,603)
9/18/13	New Turkish Lira 16,520	United States Dollar 8,589	State Street Trust Company Canada	(131)
9/18/13	South African Rand 150,000	United States Dollar 14,775	State Street Trust Company Canada	329
9/25/13	Brazilian Real 79,000	United States Dollar 35,221	State Street Trust Company Canada	(988)
9/25/13	Brazilian Real 475,000	United States Dollar 216,687	State Street Trust Company Canada	(10,859)
9/25/13	Chilean Peso 2,511,000	United States Dollar 4,821	State Street Trust Company Canada	27
9/25/13	Indian Rupee 14,981,990	United States Dollar 254,579	State Street Trust Company Canada	(11,653)
9/25/13	Indonesian Rupiah 34,339,000	United States Dollar 3,388	State Street Trust Company Canada	(75)
9/25/13	Malaysian Ringgit 37,338	United States Dollar 11,859	State Street Trust Company Canada	(385)
9/25/13	Russian Ruble 173,800	United States Dollar 5,387	State Street Trust Company Canada	(162)
9/25/13	South Korean Won 42,687,000	United States Dollar 37,291	State Street Trust Company Canada	591

				$(25,147)

At July 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. The Fund enters into forward foreign currency exchange contracts to enhance return.

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At July 31, 2013, the fair value of derivatives with credit-related contingent features in a net liability position was $30,348.

The non-exchange traded derivatives in which the Fund invests, including forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At July 31, 2013, the maximum amount of loss the Fund would incur due to counterparty risk was $9,220, representing the fair value of such derivatives in an asset position. To mitigate this risk, the Fund has entered into a master netting agreement with its derivative counterparty, which allows it and the counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Fund or the counterparty. At July 31, 2013, the maximum amount of loss the Fund would incur due to counterparty risk would be reduced by approximately $9,000 due to the master netting agreement. The counterparty may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Fund if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

20

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2013

Notes to Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at July 31, 2013 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$9,220	(1)	$(30,348	)(2)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the period ended July 31, 2013 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Forward foreign currency exchange contracts	$6,682	(1)	$(21,128	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the period ended July 31, 2013, which is indicative of the volume of this derivative type, was approximately $1,813,000.

10  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the period ended July 31, 2013.

11  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

21

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2013

Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Asia/Pacific	$1,236,967	$1,835,856	$—	$3,072,823
Emerging Europe	284,823	79,912	—	364,735
Latin America	1,006,018	—	—	1,006,018
Middle East/Africa	777	355,614	—	356,391
North America	23,267	—	—	23,267

Total Common Stocks	$2,551,852	$2,271,382 *	$—	$4,823,234

Exchange-Traded Funds	$320,792	$—	$—	$320,792
Short-Term Investments	—	1,290	—	1,290

Total Investments	$2,872,644	$2,272,672	$—	$5,145,316

Forward Foreign Currency Exchange Contracts	$—	$9,220	$—	$9,220

Total	$2,872,644	$2,281,892	$—	$5,154,536

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(30,348)	$—	$(30,348)

Total	$—	$(30,348)	$—	$(30,348)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

22

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2013

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Hexavest Emerging Markets Equity Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Hexavest Emerging Markets Equity Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of July 31, 2013, and the related statements of operations and changes in net assets and the financial highlights for the period from the start of business, August 29, 2012, to July 31, 2013. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Hexavest Emerging Markets Equity Fund as of July 31, 2013, and the results of its operations, the changes in its net assets, and the financial highlights for the period from the start of business, August 29, 2012, to July 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 18, 2013

23

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2013

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2014 will show the tax status of all distributions paid to your account in calendar year 2013. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the foreign tax credit.

Qualified Dividend Income.  The Fund designates approximately $77,058, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Foreign Tax Credit.  The Fund paid foreign taxes of $13,979 and recognized foreign source income of $129,164.

24

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2013

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 186 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Term of Office; Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 186 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman 1940	Trustee	Since 2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

25

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Term of Office; Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) During Past Five Years

Duncan W. Richardson 1957	President	Since 2011	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

James F. Kirchner(2) 1967	Treasurer	Since 2013	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as Board members of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(2)	Prior to 2013, Mr. Kirchner served as Assistant Treasurer of the Trust since 2007.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

26

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

27

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Hexavest Inc.

1250 René Lévesque Blvd. West, Suite 4200

Montréal, Quebec

Canada   H3B 4W8

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Asset Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

6606-9/13	HEXEMSRC

Eaton Vance Hexavest U.S. Equity Fund Annual Report July 31, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report July 31, 2013

Eaton Vance

Hexavest U.S. Equity Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	22

Federal Tax Information	23

Management and Organization	24

Important Notices	26

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2013

Management’s Discussion of Fund Performance1

Economic and Market Conditions

Most major stock markets worldwide recorded strong gains for the period from the Fund’s inception on August 29, 2012 through July 31, 2013.

In the United States, stocks started the 11-month period on the upswing before retreating in the final months of 2012 amid the presidential election and fears of a post-election political deadlock on tax and spending policies. With the apparent resolution of the so-called “fiscal cliff” budget negotiations in January 2013, U.S. stocks began a sustained rise that gained momentum on positive economic news. A succession of encouraging reports, ranging from U.S. housing to retail sales, helped power domestic stock indexes to record highs in May 2013. In June 2013, however, U.S. equities faltered following the U.S. Federal Reserve’s (the Fed) announcement that a key component of its economic stimulus effort might be scaled back in late 2013. Investors feared a stimulus pullback could end stocks’ long rise and slow the U.S. economic recovery. Subsequently, jitters about central bank plans eased somewhat, helping U.S. equity indexes to rebound in the final month of the period despite weaker U.S. economic data.

Overseas, most equity markets also delivered healthy double-digit returns for the 11-month period. After following a seesaw pattern early in the period, international stocks began a sustained upturn in January 2013, as markets overcame concerns about slower growth in China and other emerging markets. After retreating in June 2013 following the Fed’s announcement, international equities rebounded in the period’s final month, as manufacturing strengthened from China to Europe and major central banks maintained accommodative monetary policies. One exception to this strong performance was emerging markets, which lagged during the period.

In terms of specific U.S. index returns, the S&P 500 Index (the Index)2 rose 21.92% for the period. The Dow Jones Industrial Average advanced 21.00%, while the technology-laden NASDAQ Composite Index added 19.18%. In terms of market capitalizations, U.S small-cap stocks generally fared better than their large-cap counterparts during the 11-month period. Among U.S. large caps, value stocks as a group outpaced growth stocks, while the reverse was true in the small-cap category.

Fund Performance

For the 11-month period from the Fund’s inception on August 29, 2012 through July 31, 2013, Eaton Vance Hexavest U.S. Equity Fund (the Fund) had a total return of 18.27% for Class A shares at net asset value (NAV). By comparison, the Fund’s benchmark, the S&P 500 Index, returned 21.92% for the same period.

The Fund underperformed the Index due largely to sector and industry allocation. The Fund’s cash position also detracted from performance versus the Index. By contrast, stock selection contributed favorably to the Fund’s relative performance versus the Index.

The Fund’s top-down investment approach stresses fundamental research focusing on the macroeconomic environment, the valuation of financial markets and the sentiment of investors. In its analysis of sectors, industries and stocks, management adopted a defensive posture that contributed to the Fund’s underperformance relative to the Index for the 11-month period. Management’s focus on defensive sectors was prompted by its expectation of a stock market correction amid subpar economic growth, increasingly stretched valuations and generally complacent investor sentiment. However, despite continued slow growth, U.S. stocks recorded solid gains for the period.

The largest detractor from relative performance versus the Index was the Fund’s overweight in stocks of gold producers, a reflection of management’s concern about global economic growth prospects and the possibility of inflation resulting from central banks’ stimulus policies. An overweight in utilities, traditionally a defensive sector, also hampered performance versus the Index. An underweight in financials further detracted from performance versus the Index, as the sector outperformed for the 11-month period.

On the positive side, an overweight in a major information technology company was the largest single contributor to the Fund’s relative performance versus the Index. An underweight in a large smart phone and tablet computer company was also beneficial, as the stock underperformed. An overweight in the automotive industry contributed to relative performance versus the Index, as car and truck sales were a bright spot in the U.S. economy. Also boosting the Fund’s relative performance was an overweight in a major drugstore chain, which outperformed during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance since inception for the index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2013

Performance2,3

Portfolio Managers Vital Proulx, CFA and Jean-René Adam, CFA, each of Hexavest Inc.

% Cumulative Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	08/29/2012	08/29/2012	—	—	18.27%
Class A with 5.75% Maximum Sales Charge	—	—	—	—	11.47
Class I at NAV	08/29/2012	08/29/2012	—	—	18.57
S&P 500 Index	—	—	25.00%	8.26%	21.92%

% Total Annual Operating Expense Ratios[4]				Class A	Class I
Gross				1.25%	1.00%
Net				1.20	0.95

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class I	$250,000	08/29/2012	$296,425	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance since inception for the index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2013

Fund Profile

Equity Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)6

SPDR S&P 500 ETF Trust	4.2%

Exxon Mobil Corp.	4.1

Microsoft Corp.	3.3

Procter & Gamble Co.	3.1

AT&T, Inc.	2.9

Pfizer, Inc.	2.9

Apple, Inc.	2.8

Johnson & Johnson	2.7

Ford Motor Co.	2.6

Merck & Co., Inc.	2.1

Total	30.7%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2013

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. NASDAQ Composite Index is a market capitalization- weighted index of all domestic and international securities listed on NASDAQ. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Cumulative Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Cumulative Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 11/30/13. Without the reimbursement, performance would have been lower.

[5]

The Fund may obtain exposure to certain market segments through investments in Exchange-Traded Funds (ETFs). For purposes of the charts, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

[6]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 – July 31, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/13)	Ending Account Value (7/31/13)	Expenses Paid During Period* (2/1/13 – 7/31/13)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,125.20	$6.32	**	1.20%
Class I	$1,000.00	$1,127.20	$5.01	**	0.95%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.80	$6.01	**	1.20%
Class I	$1,000.00	$1,020.10	$4.76	**	0.95%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2013.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

6

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2013

Portfolio of Investments

Common Stocks — 89.8%

Security	Shares	Value

Aerospace & Defense — 2.1%
Lockheed Martin Corp.	169	$20,300
Northrop Grumman Corp.	169	15,558

		$35,858

Air Freight & Logistics — 1.4%
FedEx Corp.	223	$23,638

		$23,638

Auto Components — 0.6%
Goodyear Tire & Rubber Co. (The)(1)	535	$9,898

		$9,898

Automobiles — 4.4%
Ford Motor Co.	2,678	$45,205
General Motors Co.(1)	876	31,422

		$76,627

Beverages — 2.0%
Molson Coors Brewing Co., Class B	163	$8,160
PepsiCo, Inc.	310	25,897

		$34,057

Capital Markets — 1.8%
Northern Trust Corp.	186	$10,888
State Street Corp.	283	19,717

		$30,605

Chemicals — 0.9%
Dow Chemical Co. (The)	212	$7,428
LyondellBasell Industries NV, Class A	118	8,108

		$15,536

Commercial Banks — 3.6%
Fifth Third Bancorp	344	$6,615
KeyCorp	796	9,783
U.S. Bancorp	300	11,196
Wells Fargo & Co.	796	34,626

		$62,220

Communications Equipment — 2.1%
Blackberry, Ltd.(1)	253	$2,222
Cisco Systems, Inc.	1,029	26,291

Security	Shares	Value

Communications Equipment (continued)
QUALCOMM, Inc.	118	$7,617

		$36,130

Computers & Peripherals — 4.3%
Apple, Inc.	106	$47,965
Dell, Inc.	1,358	17,206
Hewlett-Packard Co.	380	9,758

		$74,929

Consumer Finance — 0.3%
Capital One Financial Corp.	76	$5,246

		$5,246

Diversified Financial Services — 1.5%
JPMorgan Chase & Co.	387	$21,568
NASDAQ OMX Group, Inc. (The)	151	4,892

		$26,460

Diversified Telecommunication Services — 5.3%
AT&T, Inc.	1,444	$50,930
BCE, Inc.	89	3,687
CenturyLink, Inc.	421	15,093
Verizon Communications, Inc.	453	22,414

		$92,124

Electric Utilities — 4.1%
American Electric Power Co., Inc.	138	$6,396
Duke Energy Corp.	303	21,513
Edison International	205	10,219
Entergy Corp.	143	9,653
Exelon Corp.	341	10,431
NextEra Energy, Inc.	85	7,362
PPL Corp.	176	5,592

		$71,166

Energy Equipment & Services — 1.1%
Baker Hughes, Inc.	304	$14,419
Nabors Industries, Ltd.	258	3,970

		$18,389

Food & Staples Retailing — 3.2%
Sysco Corp.	166	$5,729
Wal-Mart Stores, Inc.	401	31,254

7	See Notes to Financial Statements.

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Food & Staples Retailing (continued)
Walgreen Co.	370	$18,592

		$55,575

Food Products — 1.2%
Archer-Daniels-Midland Co.	405	$14,770
Hormel Foods Corp.	70	2,965
Tyson Foods, Inc., Class A	119	3,287

		$21,022

Health Care Providers & Services — 0.7%
Cardinal Health, Inc.	243	$12,172

		$12,172

Household Products — 3.3%
Kimberly-Clark Corp.	36	$3,557
Procter & Gamble Co.	669	53,721

		$57,278

Independent Power Producers & Energy Traders — 0.5%
AES Corp. (The)	285	$3,546
Calpine Corp.(1)	220	4,402

		$7,948

Insurance — 1.0%
Aflac, Inc.	85	$5,243
Assurant, Inc.	62	3,358
MetLife, Inc.	197	9,538

		$18,139

IT Services — 0.9%
Cognizant Technology Solutions Corp., Class A(1)	115	$8,325
International Business Machines Corp.	36	7,021

		$15,346

Machinery — 0.9%
Cummins, Inc.	65	$7,878
Deere & Co.	89	7,393

		$15,271

Metals & Mining — 4.2%
Alcoa, Inc.	894	$7,107
Allied Nevada Gold Corp.(1)	31	209
AuRico Gold, Inc.	566	2,612

Security	Shares	Value

Metals & Mining (continued)
Barrick Gold Corp.	187	$3,168
Centerra Gold, Inc.	10	44
Cliffs Natural Resources, Inc.	295	5,756
Eldorado Gold Corp.	40	316
Freeport-McMoRan Copper & Gold, Inc.	912	25,791
Goldcorp, Inc.	13	367
IAMGOLD Corp.	1,286	6,636
Kinross Gold Corp.	2,056	10,689
Newmont Mining Corp.	81	2,430
Osisko Mining Corp.(1)	182	758
Pan American Silver Corp.	53	672
SEMAFO, Inc.	75	132
Teck Resources, Ltd., Class B	286	6,700

		$73,387

Multi-Utilities — 2.4%
Ameren Corp.	298	$10,671
Consolidated Edison, Inc.	146	8,746
DTE Energy Co.	63	4,454
PG&E Corp.	195	8,949
Public Service Enterprise Group, Inc.	233	7,873

		$40,693

Multiline Retail — 1.2%
Dollar General Corp.(1)	82	$4,483
Dollar Tree, Inc.(1)	90	4,828
Family Dollar Stores, Inc.	106	7,289
Kohl’s Corp.	89	4,715

		$21,315

Oil, Gas & Consumable Fuels — 12.3%
Baytex Energy Corp.	108	$4,385
Canadian Natural Resources, Ltd.	696	21,569
Canadian Oil Sands, Ltd.	171	3,320
Cenovus Energy, Inc.	512	15,164
Chevron Corp.	151	19,009
Exxon Mobil Corp.	750	70,313
Husky Energy, Inc.	118	3,401
Imperial Oil, Ltd.	600	25,744
MEG Energy Corp.(1)	148	4,520
Occidental Petroleum Corp.	84	7,480
Suncor Energy, Inc.	356	11,251
TransCanada Corp.	584	26,684

		$212,840

8	See Notes to Financial Statements.

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Paper & Forest Products — 0.4%
Domtar Corp.	91	$6,325

		$6,325

Pharmaceuticals — 10.4%
AbbVie, Inc.	231	$10,506
Bristol-Myers Squibb Co.	178	7,697
Eli Lilly & Co.	514	27,298
Johnson & Johnson	502	46,937
Merck & Co., Inc.	768	36,995
Pfizer, Inc.	1,732	50,626

		$180,059

Semiconductors & Semiconductor Equipment — 2.6%
Broadcom Corp., Class A	216	$5,955
Intel Corp.	975	22,717
LSI Corp.(1)	1,095	8,519
Marvell Technology Group, Ltd.	646	8,379

		$45,570

Software — 6.6%
Autodesk, Inc.(1)	212	$7,503
CA, Inc.	341	10,141
Microsoft Corp.	1,794	57,103
Oracle Corp.	926	29,956
VMware, Inc., Class A(1)	108	8,877

		$113,580

Specialty Retail — 1.4%
Bed Bath & Beyond, Inc.(1)	68	$5,200
Best Buy Co., Inc.	225	6,770
Dick’s Sporting Goods, Inc.	89	4,576
TJX Cos., Inc. (The)	155	8,066

		$24,612

Textiles, Apparel & Luxury Goods — 0.2%
Coach, Inc.	78	$4,144

		$4,144

Tobacco — 0.9%
Reynolds American, Inc.	331	$16,361

		$16,361

Total Common Stocks (identified cost $1,437,272)		$1,554,520

Exchange-Traded Funds — 5.5%

Security	Shares	Value

Equity Funds — 5.5%
Financial Select Sector SPDR Fund (The)	486	$9,958
Market Vectors Gold Miners ETF	430	11,593
SPDR S&P 500 ETF Trust	434	73,198

Total Exchange-Traded Funds (identified cost $93,605)		$94,749

Short-Term Investments — 4.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(2)	$70	$70,376

Total Short-Term Investments (identified cost $70,376)		$70,376

Total Investments — 99.4% (identified cost $1,601,253)		$1,719,645

Other Assets, Less Liabilities — 0.6%		$10,270

Net Assets — 100.0%		$1,729,915

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2013.

9	See Notes to Financial Statements.

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2013

Statement of Assets and Liabilities

Assets	July 31, 2013
Unaffiliated investments, at value (identified cost, $1,530,877)	$1,649,269
Affiliated investment, at value (identified cost, $70,376)	70,376
Foreign currency, at value (identified cost, $7,848)	7,855
Dividends receivable	2,531
Interest receivable from affiliated investment	8
Receivable for open forward foreign currency exchange contracts	1,440
Receivable from affiliates	39,963
Total assets	$1,771,442

Liabilities
Payable for open forward foreign currency exchange contracts	$1,108
Payable to affiliates:
Investment adviser and administration fee	988
Distribution and service fees	11
Accrued expenses	39,420
Total liabilities	$41,527
Net Assets	$1,729,915

Sources of Net Assets
Paid-in capital	$1,531,929
Accumulated net realized gain	65,455
Accumulated undistributed net investment income	13,800
Net unrealized appreciation	118,731
Net Assets	$1,729,915

Class A Shares
Net Assets	$53,048
Shares Outstanding	4,578
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.59
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$12.30

Class I Shares
Net Assets	$1,676,867
Shares Outstanding	144,488
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.61

On sales of $50,000 or more, the offering price of Class A shares is reduced.

10	See Notes to Financial Statements.

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2013

Statement of Operations

Investment Income	Period Ended July 31, 2013(1)
Dividends (net of foreign taxes, $496)	$30,363
Interest allocated from affiliated investment	95
Expenses allocated from affiliated investment	(10)
Total investment income	$30,448

Expenses
Investment adviser and administration fee	$7,860
Distribution and service fees
Class A	60
Trustees’ fees and expenses	550
Custodian fee	24,190
Transfer and dividend disbursing agent fees	313
Legal and accounting services	40,205
Printing and postage	11,456
Registration fees	56,101
Miscellaneous	6,113
Total expenses	$146,848
Deduct —
Allocation of expenses to affiliates	$136,025
Total expense reductions	$136,025

Net expenses	$10,823

Net investment income	$19,625

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$67,811
Investment transactions allocated from affiliated investment	2
Foreign currency and forward foreign currency exchange contract transactions	288
Net realized gain	$68,101
Change in unrealized appreciation (depreciation) —
Investments	$118,392
Foreign currency and forward foreign currency exchange contracts	339
Net change in unrealized appreciation (depreciation)	$118,731

Net realized and unrealized gain	$186,832

Net increase in net assets from operations	$206,457

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

11	See Notes to Financial Statements.

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2013

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended July 31, 2013(1)
From operations —
Net investment income	$19,625
Net realized gain from investment, foreign currency and forward foreign currency exchange contract transactions	68,101
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	118,731
Net increase in net assets from operations	$206,457
Distributions to shareholders —
From net investment income
Class A	$(178)
Class I	(18,374)
From net realized gain
Class A	(24)
Class I	(2,396)
Total distributions to shareholders	$(20,972)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$50,683
Class I	1,519,043
Cost of shares redeemed
Class A	(1,709)
Class I	(23,587)
Net increase in net assets from Fund share transactions	$1,544,430

Net increase in net assets	$1,729,915

Net Assets
At beginning of period	$—
At end of period	$1,729,915

Accumulated undistributed net investment income included in net assets
At end of period	$13,800

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

12	See Notes to Financial Statements.

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2013

Financial Highlights

	Class A
	Period Ended July 31, 2013(1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.147
Net realized and unrealized gain	1.645

Total income from operations	$1.792

Less Distributions
From net investment income	$(0.178)
From net realized gain	(0.024)

Total distributions	$(0.202)

Net asset value — End of period	$11.590

Total Return(3)	18.27	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$53
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.20	%(6)
Net investment income	1.45	%(6)
Portfolio Turnover	78	%(4)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 12.05% of average daily net assets for the period from the start of business, August 29, 2012, to July 31, 2013). Absent this reimbursement, total return would be lower.

(6)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2013

Financial Highlights — continued

	Class I
	Period Ended July 31, 2013(1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.172
Net realized and unrealized gain	1.648

Total income from operations	$1.820

Less Distributions
From net investment income	$(0.186)
From net realized gain	(0.024)

Total distributions	$(0.210)

Net asset value — End of period	$11.610

Total Return(3)	18.57	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,677
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.95	%(6)
Net investment income	1.75	%(6)
Portfolio Turnover	78	%(4)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 12.05% of average daily net assets for the period from the start of business, August 29, 2012, to July 31, 2013). Absent this reimbursement, total return would be lower.

(6)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2013

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Hexavest U.S. Equity Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on August 29, 2012. The Fund’s investment objective is long-term capital appreciation. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

15

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2013

Notes to Financial Statements — continued

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of July 31, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

2  Distributions to Shareholders

It is the present policy of the Fund to make one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute at least annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

16

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2013

Notes to Financial Statements — continued

The tax character of distributions declared for the period ended July 31, 2013 was as follows:

Period Ended July 31, 2013(1)

Distributions declared from:
Ordinary income	$20,972

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

During the period ended July 31, 2013, accumulated net realized gain was decreased by $226, accumulated undistributed net investment income was increased by $12,727 and paid-in capital was decreased by $12,501 due to differences between book and tax accounting, primarily for foreign currency gain (loss) and non-deductible expenses. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of July 31, 2013, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$82,626
Net unrealized appreciation	$115,360

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, foreign currency transactions, investments in partnerships and the tax treatment of short-term capital gains.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.70% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the period from the start of business on August 29, 2012 to July 31, 2013, the investment adviser and administration fee amounted to $7,860 or 0.70% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Hexavest Inc. (Hexavest), an affiliate of EVM and a registered investment adviser. EVM pays Hexavest a portion of its advisory and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Hexavest have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.20% and 0.95% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after November 30, 2013. Pursuant to this agreement, EVM and Hexavest were allocated $136,025 in total of the Fund’s operating expenses for the period ended July 31, 2013.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the period ended July 31, 2013, EVM earned $48 in sub-transfer agent fees. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended July 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the period ended July 31, 2013 amounted to $60 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Rule 2830(d).

17

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2013

Notes to Financial Statements — continued

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the period ended July 31, 2013, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $2,362,532 and $899,466, respectively, for the period ended July 31, 2013.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Period Ended July 31, 2013(1)

Sales	4,738
Redemptions	(160)

Net increase	4,578

Class I	Period Ended July 31, 2013(1)

Sales	146,565
Redemptions	(2,077)

Net increase	144,488

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

At July 31, 2013, EVM owned 67% of the value of the outstanding shares of the Fund.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,604,292

Gross unrealized appreciation	$157,077
Gross unrealized depreciation	(41,724)

Net unrealized appreciation	$115,353

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

18

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2013

Notes to Financial Statements — continued

A summary of obligations under these financial instruments at July 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)

9/18/13	Canadian Dollar 112,691	United States Dollar 110,481	State Street Trust Company Canada	$890
9/18/13	Canadian Dollar 6,500	United States Dollar 6,306	State Street Trust Company Canada	(15)
9/18/13	Canadian Dollar 8,500	United States Dollar 8,167	State Street Trust Company Canada	(99)
9/18/13	Canadian Dollar 9,000	United States Dollar 8,633	State Street Trust Company Canada	(120)
9/18/13	Canadian Dollar 14,000	United States Dollar 13,469	State Street Trust Company Canada	(146)
9/18/13	Canadian Dollar 11,228	United States Dollar 10,743	State Street Trust Company Canada	(176)
9/18/13	Canadian Dollar 24,100	United States Dollar 22,885	State Street Trust Company Canada	(552)

				$(218)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation

9/18/13	Canadian Dollar 17,000	United States Dollar 16,140	State Street Trust Company Canada	$392
9/18/13	Canadian Dollar 8,000	United States Dollar 7,622	State Street Trust Company Canada	158

				$550

At July 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. For the period ended July 31, 2013, the Fund entered into forward foreign currency exchange contracts to hedge its exposure to foreign currencies.

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At July 31, 2013, the fair value of derivatives with credit-related contingent features in a net liability position was $1,108.

The non-exchange traded derivatives in which the Fund invests, including forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At July 31, 2013, the maximum amount of loss the Fund would incur due to counterparty risk was $1,440, representing the fair value of such derivatives in an asset position. To mitigate this risk, the Fund has entered into a master netting agreement with its derivative counterparty, which allows it and the counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Fund or the counterparty. At July 31, 2013 the maximum amount of loss the Fund would incur due to counterparty risk would be reduced by approximately $1,000 due to the master netting agreement. The counterparty may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Fund if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparty with respect to such contracts would also reduce the amount of any loss incurred.

19

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2013

Notes to Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at July 31, 2013 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative
Forward foreign currency exchange contracts	$1,440	(1)	$(1,108	)(2)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the period ended July 31, 2013 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward foreign currency exchange contracts	$(1,556	)(1)	$332	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the period ended July 31, 2013, which is indicative of the volume of this derivative type, was approximately $75,000.

10  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the period ended July 31, 2013.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2013

Notes to Financial Statements — continued

At July 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$1,554,520	$—	$—	$1,554,520
Exchange-Traded Funds	94,749	—	—	94,749
Short-Term Investments	—	70,376	—	70,376

Total Investments	$1,649,269	$70,376	$—	$1,719,645

Forward Foreign Currency Exchange Contracts	$—	$1,440	$—	$1,440

Total	$1,649,269	$71,816	$—	$1,721,085

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(1,108)	$—	$(1,108)

Total	$—	$(1,108)	$—	$(1,108)

21

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2013

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Hexavest U.S. Equity Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Hexavest U.S. Equity Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of July 31, 2013, and the related statements of operations and changes in net assets and the financial highlights for the period from the start of business, August 29, 2012, to July 31, 2013. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Hexavest U.S. Equity Fund as of July 31, 2013, and the results of its operations, the changes in its net assets, and the financial highlights for the period from the start of business, August 29, 2012, to July 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 18, 2013

22

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2013

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2014 will show the tax status of all distributions paid to your account in calendar year 2013. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income.  The Fund designates approximately $29,963, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2013 ordinary income dividends, 26.06% qualifies for the corporate dividends received deduction.

23

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2013

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 186 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Term of Office; Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 186 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman 1940	Trustee	Since 2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

24

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Term of Office; Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) During Past Five Years

Duncan W. Richardson 1957	President	Since 2011	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

James F. Kirchner(2) 1967	Treasurer	Since 2013	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as Board members of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(2)	Prior to 2013, Mr. Kirchner served as Assistant Treasurer of the Trust since 2007.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

25

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

26

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Hexavest Inc.

1250 René Lévesque Blvd. West, Suite 4200

Montréal, Quebec

Canada   H3B 4W8

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Asset Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

6607-9/13	HEXUSESRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

Eaton Vance Hexavest Emerging Markets Equity Fund, Eaton Vance Hexavest Global Equity Fund, Eaton Vance Hexavest International Equity Fund and Eaton Vance Hexavest U.S. Equity Fund (the “Fund(s)”) are series of Eaton Vance Growth Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 16 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

The following tables present the aggregate fees billed to each Fund for each Fund’s fiscal year ended July 31, 2013 (initial fiscal period from the commencement of operations on August 29, 2012 to July 31, 2013) by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such period.

Eaton Vance Hexavest Emerging Markets Equity Fund*

Fiscal Period Ended	7/31/13
Audit Fees	$24,350
Audit-Related Fees(1)	$0
Tax Fees(2)	$11,240
All Other Fees(3)	$0

Total	$35,590

Eaton Vance Hexavest Global Equity Fund*

Fiscal Period Ended	7/31/13
Audit Fees	$24,350
Audit-Related Fees(1)	$0
Tax Fees(2)	$11,240
All Other Fees(3)	$0

Total	$35,590

Eaton Vance Hexavest International Equity Fund*

Fiscal Period Ended	7/31/13
Audit Fees	$24,350
Audit-Related Fees(1)	$0
Tax Fees(2)	$11,240
All Other Fees(3)	$0

Total	$35,590

Eaton Vance Hexavest U.S. Equity Fund*

Fiscal Period Ended	7/31/13
Audit Fees	$20,250
Audit-Related Fees(1)	$0
Tax Fees(2)	$9,310
All Other Fees(3)	$0

Total	$29,560

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
*	Fund commenced operations on August 29, 2012.

The Series comprising the Trust have varying fiscal year ends (July 31, August 31, September 30, and February 28/29). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended*	8/31/11	9/30/11	2/29/12	8/31/12	9/30/12	2/28/13	7/31/13
Audit Fees	$108,360	$21,650	$33,100	$201,230	$55,780	$52,410	$93,300
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$41,960	$13,680	$16,000	$55,170	$21,620	$25,330	$43,030
All Other Fees(3)	$6,000	$600	$600	$13,520	$620	$0	$0

Total	$156,320	$35,930	$49,700	$269,920	$78,020	$77,740	$136,330

*	Series of the Trust with fiscal years ending February 29 commenced operations on March 7, 2011. Information is not presented for fiscal years ended 7/31/11 or 7/31/12 as no Series in the Trust with such fiscal year end was in operation during those periods.
(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended*	8/31/11	9/30/11	2/29/12	8/31/12	9/30/12	2/28/13	7/31/13
Registrant(1)	$47,960	$14,280	$16,600	$68,690	$22,240	$25,330	$43,030
Eaton Vance(2)	$224,191	$226,431	$414,561	$606,619	$606,619	$544,549	$276,151

*	Information is not presented for fiscal years ended 7/31/11 or 7/31/12 as no Series in the Trust with such fiscal year end was in operation during those periods.
(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 12, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 12, 2013

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 12, 2013